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Securities Act File No.

      As filed with the Securities and Exchange Commission on May 30, 2002

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.      [ ]
                          Post-Effective Amendment No.      [ ]

                              SECURITY EQUITY FUND
               (Exact Name of Registrant as Specified in Charter)

                One Security Benefit Place, Topeka, Kansas 66636
               (Address of Principal Executive Offices) (Zip Code)

                                 (785) 438-3000
                  (Registrant's Area Code and Telephone Number)

                                   Amy J. Lee
                        Security Management Company, LLC
                           One Security Benefit Place
                              Topeka, Kansas 66636
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after this
Registration Statement becomes effective.

It is proposed that this filing will become  effective on June 29, 2002 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required because an indefinite  number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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                             Total Return Series of
                              Security Equity Fund
                           One Security Benefit Place
                                Topeka, KS 66636
                                 (800) 888-2461

                                                                  ____, 2002

Dear Shareholder:

Your Board of  Directors  has called a special  meeting of  Shareholders  of the
Total Return Series ("Total Return Fund") of Security Equity Fund, to be held at
9:30 a.m.,  local time,  on August 20, 2002,  at the offices of Security  Equity
Fund,  Security  Benefit Group  Building,  One Security  Benefit Place,  Topeka,
Kansas 66636.

The Board of Directors of Security Equity Fund has approved a reorganization  of the Total Return Fund, into the Equity Series ("Equity Fund") of Security Equity
Fund, which is managed by Security  Management  Company,  LLC and is part of the
Security  Group of Mutual  Funds (the  "Reorganization").  The  Equity  Fund has
investment objectives and policies that are similar in many respects to those of the Total Return  Fund.  The  Reorganization  is expected to result in operating expenses that are lower for Total Return Fund's shareholders.

You are asked to vote to  approve  a Plan of  Reorganization.  The  accompanying document  describes  the  proposed  transaction  and  compares  the policies and expenses of the Funds for your evaluation.

After  careful  consideration,  the Board of Directors  of Security  Equity Fund
unanimously  approved  this  proposal  with  respect  to Total  Return  Fund and recommended that shareholders of the Fund vote "FOR" the proposal.

A Proxy  Statement/Prospectus  that describes the Reorganization is enclosed. We urge you to vote your shares by completing  and returning the enclosed  proxy in the  envelope  provided,  or vote by Internet  or  telephone,  at your  earliest convenience.

YOUR VOTE IS IMPORTANT  REGARDLESS  OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO
AVOID THE ADDED  COST OF  FOLLOW-UP  SOLICITATIONS  AND  POSSIBLE  ADJOURNMENTS,
PLEASE TAKE A FEW MINUTES TO READ THE PROXY  STATEMENT/PROSPECTUS  AND CAST YOUR
VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN AUGUST _, 2002.

We appreciate  your  participation  and prompt response in this matter and thank you for your continued support.

                                                              Sincerely,

                                                              James R. Schmank
                                                              President

                             Total Return Series of
                              Security Equity Fund
                           One Security Benefit Place
                                Topeka, KS 66636
                                 (800) 888-2461

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                               TOTAL RETURN SERIES
                             OF SECURITY EQUITY FUND
                          TO BE HELD ON AUGUST 20, 2002

To the Shareholders:

A special  meeting of  Shareholders  of the Total Return Series  ("Total  Return
Fund") of  Security  Equity  Fund will be held on August 20,  2002 at 9:30 a.m., local time, at the Security Benefit Group Building,  One Security Benefit Place,
Topeka, Kansas 66636.

The purposes of the special meeting of the Total Return Fund are as follows:

1.   To approve a Plan of Reorganization providing for the acquisition of all of the assets and  liabilities  of the Total Return Fund by the Equity  Series
     ("Equity  Fund") of Security  Equity Fund solely in exchange  for shares of the Equity Fund,  followed by the complete  liquidation of the Total Return
     Fund; and

2.   To transact  such other  business as may  properly  come before the special meeting of Shareholders or any adjournments thereof.

Shareholders of record at the close of business on June 24, 2002 are entitled to notice  of,  and to vote at,  the  meeting.  Your  attention  is  called  to the accompanying  Proxy  Statement/Prospectus.  Regardless  of  whether  you plan to attend the meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY
CARD OR VOTE BY  TELEPHONE  OR  INTERNET  so that a quorum will be present and a maximum  number of shares may be voted.  If you are present at the meeting,  you may change your vote, if desired, at that time.

                                             By Order of the Board of Directors

                                             Amy J. Lee
                                             Secretary

______, 2002

                           PROXY STATEMENT/PROSPECTUS

                              SECURITY EQUITY FUND
                           ONE SECURITY BENEFIT PLACE
                              TOPEKA, KANSAS 66636
                                 (800) 888-2461

                  SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON
                                 AUGUST 20, 2002

                               TOTAL RETURN SERIES
                             OF SECURITY EQUITY FUND
                       RELATING TO THE REORGANIZATION INTO
                                  EQUITY SERIES
               OF SECURITY EQUITY FUND (COLLECTIVELY, THE "FUNDS")

INTRODUCTION

This Proxy Statement/Prospectus provides you with information about the proposed transactions.  The  transactions  involve the  transfer of all of the assets and liabilities  of Total  Return  Series  ("Total  Return  Fund") to Equity  Series
("Equity  Fund") of Security  Equity  Fund,  an open-end  management  investment company,  solely in exchange  for shares of Equity Fund (the  "Reorganization").
The Total Return Fund would then distribute to you your portion of the shares of
Equity Fund it received in the Reorganization. The result would be a liquidation of Total  Return  Fund.  You would  receive  shares of the Equity Fund having an aggregate  value equal to the aggregate value of the shares of Total Return Fund held by you as of the  close of  business  on the  business  day  preceding  the closing  of the  Reorganization.  You are  being  asked  to vote on the  Plan of
Reorganization through which these transactions would be accomplished.

Because you, as a shareholder of Total Return Fund, are being asked to approve a transaction  that will result in your holding shares of Equity Fund,  this Proxy
Statement also serves as a Prospectus for Equity Fund.

This Proxy  Statement/Prospectus,  which you should retain for future reference, contains  important  information  about  Equity Fund that you should know before investing.  A Statement of Additional  Information dated ____, 2002,  containing additional  information about the Reorganization has been filed with the SEC and is available,  without charge,  by calling (800)  888-2461.  For a more detailed discussion of the investment  objectives,  policies,  restrictions  and risks of each of the Funds,  see the Prospectus (the "Security  Equity Fund  Prospectus")
and the  Statement of  Additional  Information  for the Funds dated  February 1,
2002, as supplemented  May 1, 2002,  which may be obtained,  without charge,  by calling (800) 888-2461.  Each of the Funds also provides periodic reports to its shareholders,  which highlight  certain  important  information about the Funds, including  investment results and financial  information.  The annual report for the Funds dated  September  30, 2001, is included  herewith and is  incorporated herein by reference.

You may also obtain  proxy  materials,  reports and other  information  filed by
Equity Fund from the SEC's Public  Reference Room  (1-800-SEC-0330)  or from the
SEC's internet website at www.sec.gov.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES,  OR DETERMINED THAT THIS PROXY  STATEMENT/PROSPECTUS  IS TRUTHFUL OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

DATE:  ____, 2002

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Security Equity Fund Prospectus and the Plan of Reorganization, which is attached hereto as Appendix A.

THE  PROPOSED  REORGANIZATION  -- On May 3,  2002,  the  Board of  Directors  of
Security  Equity  Fund  approved  with  respect  to each of the  Funds a Plan of
Reorganization (the "Reorganization  Plan"). Subject to approval of Total Return
Fund shareholders, the Reorganization Plan provides for:

o    the transfer of all of the assets of Total  Return Fund to Equity Fund,  in exchange for shares of Equity Fund;

o    the  assumption  by Equity Fund of all of the  liabilities  of Total Return
     Fund;

o    the  distribution  of shares of Equity  Fund to the  shareholders  of Total
     Return Fund; and

o    the complete liquidation of Total Return Fund.

The  Reorganization  is expected to be effective upon the opening of business on
August 28, 2002, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization,  each shareholder of Class A, Class B, and Class
C shares of Total  Return Fund would become a  shareholder  of the same class of shares of Equity  Fund.  Each  shareholder  would  hold,  immediately  after the
Closing,  shares of each class of Equity Fund having an aggregate value equal to the  aggregate  value of the shares of that same class of shares of Total Return
Fund held by that  shareholder  as of the close of business on the  business day preceding the Closing.

The  Reorganization  is intended  to  eliminate  duplication  of costs and other inefficiencies arising from having two substantially similar mutual funds within the same group of funds,  as well as to assist in achieving  economies of scale.
Shareholders  in Total Return Fund are expected to benefit from the  elimination of this  duplication  and from the larger  asset base that will  result from the
Reorganization.

Approval of the  Reorganization  Plan with respect to Total Return Fund requires the affirmative vote of a majority of the outstanding shares of the Fund. In the
event  that  the   shareholders   of  Total  Return  Fund  do  not  approve  the
Reorganization, the Fund would continue to operate as a separate entity, and the
Fund's Board of Directors would determine what further action, if any, to take.

AFTER  CAREFUL  CONSIDERATION,  THE BOARD OF DIRECTORS  OF SECURITY  EQUITY FUND
UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION.  THE BOARD RECOMMENDS THAT YOU
VOTE "FOR" THE PROPOSED REORGANIZATION.

In considering whether to approve the Reorganization, you should note that:

o    Total Return Fund has  investment  objectives and policies that are similar in many respects to the investment  objectives and policies of Equity Fund.
     Total  Return  Fund  seeks  high  total   return,   consisting  of  capital
     appreciation  and  current  income.  Equity  Fund seeks  long-term  capital growth. Each Fund invests primarily in equity securities of U.S. companies.

o    The proposed  Reorganization  offers actual  reductions in total  operating expenses for  shareholders  of Total Return Fund.  This chart  compares the
     current   operating   expenses,   management  fees,  and  distribution  and
     shareholder service fees of the Funds.

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                   MANAGEMENT          DISTRIBUTION AND               OTHER
                      FEES             SERVICE FEES(1)               EXPENSES
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CLASS OF             ALL
 SHARES            CLASSES      CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
--------------- ------------- ---------- --------- --------- --------- --------- --------
Total Return         0.75%       0.00%    1.00%     1.00%     0.76%     0.76%     0.71%
--------------- ------------- ---------- --------- --------- --------- --------- --------
Equity              0.75%(2)    0.25%(2)  1.00%     1.00%     0.20%     0.20%     0.20%
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1.   Fees are expressed as an annual rate of average daily net assets.
2.   The expense  information  for Equity Fund has been  restated to reflect its new investment  advisory fee and new Class A  distribution  fee, which fees were effective May 1, 2002.
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This chart shows an estimate of the likely  expenses  after the  Reorganization.
Combining the Funds should lower expenses because of economies of scale realized from a larger asset base.

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                   MANAGEMENT          DISTRIBUTION AND               OTHER
                      FEES             SERVICE FEES                  EXPENSES
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CLASS OF             ALL
 SHARES            CLASSES    CLASS A    CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
---------------------------- ---------- --------- --------- --------- --------- ---------
PRO FORMA -
Equity
including           0.75%      0.25%      1.00%     1.00%     0.20%     0.20%     0.20%
Total Return
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o    The current  sales load  structure  for the each of the Funds is identical, except  with  regard to the Class A  distribution  fee which  applies  only
     Equity Fund. See the "Comparison of Fees and Expenses," page 12.

For  further  information  on fees and  expenses,  see  "Comparison  of Fees and
Expenses."

o    The Funds have the same investment  manager,  Security  Management Company,
     LLC ("Security  Management"),  One Security Benefit Place, Topeka,  Kansas,
     66636.

PURCHASE,  REDEMPTION, AND EXCHANGE INFORMATION -- The purchase,  redemption and exchange  provisions  and  privileges for the Funds are the same. For additional information on purchase,  redemption and exchange  procedures see "Comparison of
Fees and Expenses," page 12 and "More Information Regarding the Funds," page 20.

FEDERAL INCOME TAX CONSEQUENCES OF THE  REORGANIZATION  -- The Funds expect that the  Reorganization  will be  considered  a tax-free  reorganization  within the meaning of section  368(a)(1) of the Internal  Revenue Code of 1986,  as amended
(the  "Code").  As such you will not  recognize  gain or loss as a result of the
Reorganization. See "Information About The Reorganization - Tax Considerations."

COMPARISON OF RISKS INVOLVED IN INVESTING IN THE FUNDS

Because the Funds have similar investment objectives and policies,  the risks of an investment in the Funds are substantially  similar.  The principal risk of an investment  in one of the Funds is  fluctuation  in the net  asset  value of the
Fund's shares. Market conditions, investment policies, portfolio management, and other factors affect such fluctuations.

Each Fund is subject to risks  associated  with investing in equity  securities, the prices of which tend to fluctuate  more  dramatically  over the shorter term than do the prices of other  asset  classes.  These  movements  may result  from factors affecting individual companies,  or from broader influences like changes in interest rates,  market conditions,  investor  confidence or announcements of economic, political or financial information.

o    Each Fund  invests  primarily  in growth  stocks.  Growth  stocks can offer greater or more rapid capital  appreciation than value stocks, but may lack the dividend yield that can cushion stock prices in market downturns.

o    Each  Fund may  invest in value  stocks to  attempt  to reduce  the  Fund's potential  volatility and possibly add to current income.  Value stocks are subject  to the risk that the market may never  recognize  their  intrinsic values, and their prices may go down. While investments in value stocks may limit downside risk over time, the Funds may, as a trade-off,  produce more modest gains than riskier stock funds.

o    Each Fund may invest in dollar-denominated foreign securities. Investing in foreign  securities  involves  additional  risks  such  as  differences  in financial reporting  standards,  a lack of adequate company information and
     political   instability.   These  risks  may  be   particularly   acute  in
     underdeveloped capital markets.

o    Each Fund may invest in options and  futures.  Options and futures are used to hedge a Fund's portfolio,  to increase returns,  or to maintain exposure to a market without buying individual  securities.  These  transactions may result in reduced  returns or  increased  volatility,  and may also  entail transaction expenses.

o    Each  Fund  may  invest  in  investment  companies,   which  could  include
     index-based  investments such as SPDRs (based on the S&P 500), MidCap SPDRs
     (based on the S&P MidCap 400 Index),  Select Sector SPDRs (based on sectors or  industries  of the S&P 500 Index),  Nasdaq-100  Index  Tracking  Stocks
     (based  on the  Nasdaq-100  index),  and  DIAMONDS  (based on the Dow Jones
     Industrial  Average).  To the extent each Fund invests in other  investment companies,  it will incur its pro rata share of the  underlying  investment companies' expenses.  In addition, a Fund will be subject to the effects of business and regulatory  developments that affect an underlying  investment company or the investment company industry generally.

o    Total  Return Fund may invest in  fixed-income  securities,  which  present risks  because the market value of  fixed-income  investments  generally is affected by changes in interest rates. When interest rates rise, the market value of a fixed-income security declines.  Generally,  the longer a bond's maturity,  the  greater  the risk.  A bond's  value can also be affected by changes  in the  credit  rating  or  financial  condition  of  its  issuer.
     Investments  in higher  yielding,  high risk debt  securities  may  present additional risk because these securities may be less liquid than investment grade bonds.  They also tend to be more  susceptible to high interest rates and  to  real  or  perceived  adverse  economic  and  competitive  industry conditions.  Because bond values fluctuate, an investor may receive more or less money than originally invested.

INVESTMENT OBJECTIVES AND POLICIES

COMPARISON OF OBJECTIVES  AND PRIMARY  INVESTMENT  STRATEGIES -- The  investment objectives,  policies and restrictions of the Funds are similar,  although there are certain differences. There can be no assurance that either Fund will achieve its stated objective.

INVESTMENT OBJECTIVE.  The Funds have similar investment objectives and policies.

o Total Return Fund seeks high total return,  consisting of capital appreciation and current income.

o Equity Fund seeks long-term capital growth.

PRIMARY INVESTMENT STRATEGIES.

o    To choose  equity  securities  for the Funds,  Security  Management  uses a blended  approach,  investing in growth stocks and value  stocks.  Security
     Management  typically chooses stock of larger,  growth-oriented  companies.
     The Funds also may invest in value-oriented securities to attempt to reduce the Fund's  potential  volatility  and possibly add to current  income.  In choosing the balance of growth stocks and value stocks, Security Management compares the potential risks and rewards of each category.

TOTAL RETURN FUND.

o    Total   Return   Fund,   under   normal   circumstances,   invests   in   a
     well-diversified  portfolio  of  equity  securities  of U.S.  companies  in different  capitalization  ranges.  The  Fund  may also  invest  in  equity securities  offering the potential  for current  income and in fixed income securities in any rating category, including restricted securities eligible for resale to qualified institutional investors under Rule 144A.

o    Total Return Fund typically sells a security when the reasons for buying it no  longer  apply,  or  when  the  company  begins  to  show  deteriorating fundamentals or poor relative performance.

o    Total  Return  Fund also may invest a portion of its assets in options  and futures  contracts.  These  instruments  may be used to  hedge  the  Fund's portfolio,  to  increase  returns  or to  maintain  exposure  to the equity markets.

o    Total  Return  Fund  may  invest  in a  variety  of  investment  companies, including  those that seek to track the  composition  and  performance of a specific index. The Fund may use these index-based  investments as a way of managing its cash position or to gain  exposure to the equity  markets or a particular sector of the equity market, while maintaining liquidity.

o    Under adverse conditions, Total Return Fund could invest some or all of its assets in cash or money market securities.

EQUITY FUND.

o    Equity Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a widely-diversified  portfolio of equity securities,  whose total  market value is $5 billion or greater at the time of purchase and which may include American Depositary Receipts ("ADRs") and convertible securities.

o    Equity  Fund may  invest a portion of its  assets in  options  and  futures contracts.  These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

o    Equity  Fund may invest in a variety  of  investment  companies,  including those  that seek to track the  composition  and  performance  of a specific index. The Fund may use these index-based  investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

o    Equity Fund  typically  sells a security  when the reasons for buying it no longer apply, or when the company begins to show deteriorating fundamentals or poor relative performance.

o    Under  adverse  conditions,  Equity  Fund could  invest  some or all of its assets in cash or money market securities.

Following the  Reorganization and in the ordinary course of business as a mutual fund,  certain  holdings of the Total Return Fund that were  transferred  to the
Equity Fund in connection  with the  Reorganization  may be sold. Such sales may result in increased  transactional costs for Equity Fund, and the realization of taxable gains or losses.

COMPARISON OF PORTFOLIO  CHARACTERISTICS -- The following tables compare certain characteristics of the portfolios of the Funds as of September 30, 2001:

------------------------------------------------------------- ------------------
                                        TOTAL RETURN FUND         EQUITY FUND
------------------------------------------------------------- ------------------
Net Assets                                  $5,475,169            $663,962,435
------------------------------------------------------------- ------------------
Number of Holdings                              95                     109
------------------------------------------------------------- ------------------
Portfolio Turnover Rate
 (12 months ended 9/30/01)                      35%                    23%
------------------------------------------------------------- ------------------

                     TOP 10 HOLDINGS (AS A % OF NET ASSETS)

----------------------------------------------------------------- ------------------------
        TOTAL RETURN FUND                                   EQUITY FUND
----------------------------------- -------- -------------------------------------- ------
General Electric Company              4.7%   General Electric Company                 5.0%
----------------------------------- -------- -------------------------------------- ------
Microsoft Corporation                 4.0%   Standard & Poor's 500 Index Fund         4.1%
----------------------------------- -------- -------------------------------------- ------
American International Group, Inc.    2.9%   Microsoft Corporation                    3.5%
----------------------------------- -------- -------------------------------------- ------
Wal-Mart Stores, Inc.                 2.6%   Exxon Mobil Corporation                  3.0%
----------------------------------- -------- -------------------------------------- ------
Exxon Mobil Corporation               2.5%   American International Group, Inc.       2.8%
----------------------------------- -------- -------------------------------------- ------
Johnson & Johnson                     2.2%   Citigroup, Inc.                          2.4%
----------------------------------- -------- -------------------------------------- ------
Citigroup, Inc.                       2.2%   Pfizer, Inc.                             2.4%
----------------------------------- -------- -------------------------------------- ------
Merck & Company, Inc.                 2.2%   S & P Mid-Cap 400 Depositary Receipts    2.4%
----------------------------------- -------- -------------------------------------- ------
Dell Computer Corporation             2.2%   Wal-mart Stores, Inc.                    2.2%
----------------------------------- -------- -------------------------------------- ------
J.P. Morgan Chase & Company           2.1%   International Business Machines
                                             Corporation           2.2%
----------------------------------- -------- -------------------------------------- ------

RELATIVE  PERFORMANCE -- The following table shows, for each calendar year since
1996 in the case of Total Return Fund and for each  calendar  year since 1992 in the case of Equity Fund,  the average annual total return for (a) Class A shares of Total  Return Fund,  (b) Class A shares of Equity  Fund,  and (c) the S&P 500
Index.  Performance  of the  Funds  in the  table  below  does not  reflect  the deduction  of  sales  loads.  The  S&P 500  Index  has an  inherent  performance advantage  over the  Funds,  since an index  has no cash in its  portfolio,  and incurs no  operating  expenses.  An investor  cannot  invest in an index.  Total return is  calculated  assuming  reinvestment  of all dividends and capital gain distributions  at net  asset  value and  excluding  the  deduction  of any sales charges.

--------------------- --------------------- --------------- -----------------
   CALENDAR YEAR/
    PERIOD ENDED        TOTAL RETURN FUND     EQUITY FUND     S&P 500 INDEX
--------------------- --------------------- --------------- -----------------
      12/31/92                 ---              10.72%            7.61%
--------------------- --------------------- --------------- -----------------
      12/31/93                 ---              14.60%           10.06%
--------------------- --------------------- --------------- -----------------
      12/31/94                 ---              -2.56%            1.31%
--------------------- --------------------- --------------- -----------------
      12/31/95                 7.78%1           38.42%           37.53%2
--------------------- --------------------- --------------- -----------------
      12/31/96                13.18%            22.67%           22.95%
--------------------- --------------------- --------------- -----------------
      12/31/97                 6.08%            29.60%           33.35%
--------------------- --------------------- --------------- -----------------
      12/31/98                12.06%            26.47%           28.60%
--------------------- --------------------- --------------- -----------------
      12/31/99                15.92%            10.99%           21.03%
--------------------- --------------------- --------------- -----------------
      12/31/00               -12.49%           -12.52%           -9.10%4
--------------------- --------------------- --------------- -----------------
      12/31/01               -14.48%           -11.85%          -11.88%
-----------------------------------------------------------------------------
1.   For the period from June 1, 1995 (Total Return Fund's date of inception) to
     December 31, 1995.
2.   S&P 500 Index  performance for the period June 1, 1995 to December 31, 1995 was 31.05%.
--------------------------------------------------------------------------------

COMPARISON OF SECURITIES AND INVESTMENT TECHNIQUES -- The following is a summary of the types of  securities  in which the Funds may  invest and  strategies  the
Funds  may  employ  in  pursuit  of  their  investment  objectives.  As with any security,  an investment in a Fund's shares  involves  certain risks,  including loss of principal. The Funds are subject to varying degrees of financial, market and credit risk.  An  investment  in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

FOREIGN  SECURITIES.   Each  Fund  may  invest  in  dollar  denominated  foreign
securities,  which involve certain special risks, including, but not limited to:
(i) adverse  political and economic  developments;  (ii)  unreliable or untimely information;  (iii) limited legal recourse; (iv) limited markets; and (v) higher operational expenses.

Foreign  investments  may be  subject  to the  risks  of  seizure  by a  foreign government,  imposition of  restrictions on the exchange or transport of foreign currency,  and tax  increases.  There  may  also be  less  information  publicly available  about a foreign company than about most U.S.  companies,  and foreign companies  are  usually  not  subject  to  accounting,  auditing  and  financial reporting standards and practices  comparable to those in the United States. The legal  remedies for  investors in foreign  investments  may be more limited than those available in the United States.  Certain  foreign  investments may be less liquid  (harder to buy and sell) and more volatile  than  domestic  investments, which  means a Fund may at times be unable to sell its  foreign  investments  at desirable prices.  For the same reason, a Fund may at times find it difficult to value  its  foreign  investments.  Brokerage  commissions  and  other  fees  are generally  higher for foreign  investments  than for domestic  investments.  The procedures and rules for settling  foreign  transactions may also involve delays in payment,  delivery or recovery of money or investments.  Foreign  withholding taxes may reduce the amount of income available to distribute to shareholders of the Funds.

SMALLER  COMPANIES.  Each Fund may  invest in small or  medium-sized  companies.
Small- or medium-sized  companies are more likely than larger  companies to have limited product lines, markets or financial resources,  or to depend on a small, inexperienced  management  group.  Stocks  of these  companies  may  trade  less frequently  and in limited  volume,  and their  prices may  fluctuate  more than stocks of other  companies.  Stocks of these  companies  may  therefore  be more vulnerable to adverse developments than those of larger companies.

CONVERTIBLE  SECURITIES AND WARRANTS.  Each Fund may invest in debt or preferred equity  securities  convertible  into, or exchangeable  for, equity  securities.
Traditionally,  convertible  securities have paid dividends or interest at rates higher  than  common  stocks  but lower  than  nonconvertible  securities.  They generally  participate in the  appreciation  or  depreciation  of the underlying stock into which they are convertible,  but to a lesser degree. In recent years, convertible securities have been developed which combine higher or lower current income with  options and other  features.  Warrants  are options to buy a stated
number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

RESTRICTED  SECURITIES.  Each Fund may invest in  restricted  securities,  which cannot be sold to the public  without  registration  under the Securities Act of
1933 ("1933 Act"). Unless registered for sale, restricted securities can be sold only in  privately  negotiated  transactions  or pursuant to an  exemption  from registration.  Restricted  securities  are  generally  considered  illiquid and, therefore, subject to each Fund's limitation on illiquid securities.

Restricted securities (including Rule 144A Securities) may involve a high degree of business and financial  risk,  which may result in  substantial  losses.  The securities may be less liquid than publicly  traded  securities.  Although these securities  may be resold  in  privately  negotiated  transactions,  the  prices realized from these sales could be less than those  originally paid by the Fund.
In   particular,   Rule  144A   Securities  may  be  resold  only  to  qualified
institutional  buyers in accordance  with Rule 144A under the  Securities Act of
1933.  Rule 144A  permits  the  resale to  "qualified  institutional  buyers" of
"restricted  securities"  that,  when  issued,  were  not of the  same  class as securities  listed on a U.S.  securities  exchange  or  quoted  in the  National
Association of Securities  Dealers  Automated  Quotation  System (the "Rule 144A
Securities").  A  "qualified  institutional  buyer"  is  defined  by  Rule  144A generally as an  institution,  acting for its own account or for the accounts of other qualified  institutional buyers, that in the aggregate owns and invests on a  discretionary  basis at least $100  million  in  securities  of  issuers  not affiliated with the institution.

Investing in Rule 144A Securities and other restricted securities could have the effect  of  increasing  the  amount  of a Fund's  assets  invested  in  illiquid
securities   to  the  extent  that   qualified   institutional   buyers   become
uninterested, for a time, in purchasing these securities.

INITIAL  PUBLIC  OFFERING.  Each Fund may  invest in  initial  public  offerings
(IPOs).  A Fund's  investment  in  securities  offered  through  IPOs may have a magnified  performance impact,  either positive or negative, on the Funds due to their small asset base.  There is no guarantee  that as a Fund's assets grow, it will continue to experience  substantially  similar  performance by investing in
IPOs. A Fund's  investments  in IPOs may make it subject to more  erratic  price movements than the overall equity market.

HIGH YIELD  SECURITIES.  Total  Return Fund may invest in higher  yielding  debt securities in the lower rating (higher risk) categories of the recognized rating services,  which are commonly  referred to as "junk bonds." The total return and yield of junk bonds can be expected to fluctuate  more than the total return and yield of higher-quality  bonds. Junk bonds (those rated below BBB or in default)
are  regarded  as  predominantly   speculative  with  respect  to  the  issuer's
continuing  ability  to  meet  principal  and  interest   payments.   Successful
investment in lower-medium  and low-quality  bonds involves  greater  investment risk and is highly dependent on Security Management's credit analysis. A real or perceived  economic  downturn or higher  interest rates could cause a decline in high yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds.  Because objective pricing data may be less  available,  judgment may play a greater role in the  valuation process.  In  addition,  the entire junk bond market can  experience  sudden and sharp price  swings due to a variety of factors,  including  changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology.  This type of volatility  is usually  associated  more with stocks  than bonds,  but junk bond investors should be prepared for it.

CASH RESERVES.  Each Fund maintains cash reserves,  which may include  domestic, foreign  money market  instruments,  as well as  certificates  of deposit,  bank demand accounts and repurchase agreements.  The Funds may establish and maintain reserves as Security  Management  believes is advisable to facilitate the Fund's cash  flow  needs  (e.g.,  redemptions,  expenses  and  purchases  of  portfolio securities) or for temporary, defensive purposes.

BORROWING.  Each Fund may borrow money.  Borrowings may be  collateralized  with
Fund  assets.  To the  extent  that a Fund  purchases  securities  while  it has outstanding  borrowings,  it is using leverage,  i.e.,  using borrowed funds for investment.  Leveraging  will  exaggerate  the effect on net asset  value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for  leveraging  will  be  subject  to  interest  costs  that  may or may not be recovered  by  appreciation  of the  securities  purchased;  in  certain  cases, interest  costs may exceed the return  received on the securities  purchased.  A
Fund also may be required to maintain  minimum  average  balances in  connection with such  borrowing or to pay a  commitment  or other fee to maintain a line of credit;  either of these  requirements would increase the cost of borrowing over the stated interest rate.

FUTURES AND  OPTIONS.  Each Fund may utilize  futures  contracts  and options on futures and may purchase  call and put options and write call and put options on a "covered"  basis.  Futures (a type of potentially  high-risk  derivative)  are often used to manage or hedge risk  because  they enable the  investor to buy or sell an asset in the future at an agreed-upon  price.  Options  (another type of potentially  high-risk  derivative)  give the  investor  the  right  (where  the investor  purchases the options),  or the obligation  (where the investor writes
(sells) the options),  to buy or sell an asset at a  predetermined  price in the future.  The  instruments  listed  above may be bought or sold for any number of reasons,  including:  to manage  exposure to changes in  securities  prices,  to manage  exposure to changes in interest  rates and bond prices,  as an efficient means of adjusting overall exposure to certain markets,  in an effort to enhance income,  to protect the value of portfolio  securities,  and to adjust portfolio duration.  Futures  contracts and options may not always be  successful  hedges;
their  prices can be highly  volatile.  Using them  could  lower a Fund's  total return,  and the  potential  loss from the use of futures  can exceed the Fund's initial investment in such contracts.

SHARES OF OTHER  INVESTMENT  COMPANIES.  Each Fund may invest in shares of other investment companies.  Such investment may not exceed immediately after purchase
10% of the Fund's total  assets,  and no more than 5% of its total assets may be invested in the shares of any one investment  company.  Investment in the shares of other  investment  companies has the effect of requiring  shareholders to pay the operating expenses of two mutual funds.

SWAPS,  CAPS, FLOORS AND COLLARS.  Each Fund may enter into interest rate, total return and index swaps. The Funds would enter into these transactions  primarily to  preserve  a return or spread on a  particular  investment  or portion of its portfolio as a technique for managing the portfolio's  duration (i.e., the price sensitivity to changes in interest  rates) or to protect against any increase in the price of securities the Funds anticipate  purchasing at a later date. To the extent the Funds  enters  into these types of  transactions,  it will be done to hedge and not as a speculative investment,  and the Funds will not sell interest rate caps or floors if they do not own securities or other instruments providing the income the Funds may be obligated to pay.  Interest  rate swaps  involve the exchange by a Fund with another party of their respective  commitments to pay or receive  interest  on a notional  amount of  principal.  The  purchase  of a cap entitles the purchaser to receive  payments on a notional  principal amount from the  party  selling  the cap to the  extent  that a  specified  index  exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser  to receive  payments  on a notional  principal  amount from the party selling  the  floor  to  the  extent  that  a  specified  index  falls  below  a predetermined  interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a  predetermined  range of interest rates or values.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS.  Each Fund may purchase and  sell  securities  on a "when  issued,"  "forward  commitment"  or  "delayed delivery"  basis.  The  price  of these  securities  is fixed at the time of the commitment  to buy,  but  delivery  and  payment  can take place a month or more later.  During the  interim  period,  the  market  value of the  securities  can fluctuate,  and no interest  accrues to the purchaser.  At the time of delivery, the value of the securities may be more or less than the purchase or sale price.
When a Fund  purchases  securities  on this  basis,  there  is a risk  that  the securities may not be delivered and that the Fund may incur a loss.

COMPARISON OF FEES AND EXPENSES

The  following  describes and compares the fees and expenses that you may pay if you buy and hold shares of the Funds.  It is expected  that  combining the Funds would allow shareholders to realize economies of scale. For further  information on the fees and expenses of Equity Fund,  see "More  Information  Regarding  the
Funds," page 20.

OPERATING  EXPENSES -- The total fund operating  expenses of each class of Total
Return  Fund,  expressed  as a ratio of  expenses  to  average  daily net assets
("expense  ratio),  currently are higher than the expenses of the  corresponding classes of Equity Fund."

o    The net  expense  ratio for the Class A shares of Equity  Fund for the year ended  September  30,  2001,  was  lower by 0.31%  than that of the Class A shares of the Total Return Fund.

o    The net  expense  ratio for the Class B shares of Equity  Fund for the year ended  September  30,  2001,  was  lower by 0.56%  than that of the Class B shares of the Total Return Fund.

o    The net  expense  ratio for the Class C shares of Equity  Fund for the year ended  September  30,  2001,  was  lower by 0.61%  than that of the Class C shares of the Total Return Fund.

o    The  management  fee for the  Equity  Fund is the same as that of the Total
     Return Fund.

o    The fee for  distribution  and shareholder  servicing for Class A shares of
     Equity Fund is higher by 0.25% than that of the Total Return Fund.

o    The fee for distribution and shareholder  servicing for Class B and Class C shares of Equity Fund is the same as that for Total Return Fund.

It is expected that combining the Funds will adjust the operating  expense ratio to a lower level for Total Return Fund and the same level for Equity Fund.  With respect to Class A shares,  the operating  expense ratio of Total Return Fund is currently  1.51% and the PRO FORMA expense  ratio  assuming  combination  of the
Funds would be 1.20%,  or a decrease of 0.31% for Class A shareholders  of Total
Return Fund.  With respect to Class B shares,  the  operating  expense  ratio of
Total Return Fund is currently  2.51% and the PRO FORMA expense  ratio  assuming combination  of the Funds  would be 1.95%,  or a  decrease  of 0.56% for Class B shareholders of Total Return Fund. With respect to Class C shares, the operating expense ratio of Total Return Fund is currently  2.56% and the PRO FORMA expense ratio assuming  combination of the Funds would be 1.95%,  or a decrease of 0.61%
for  Class C  shareholders  of Total  Return  Fund.  For more  information,  see estimated PRO FORMA expenses in the table, "Annual Fund Operating Expenses."

The current expenses of each Fund and estimated PRO FORMA expenses giving effect to the proposed  Reorganization  are shown in the table below.  Expenses for the
Funds are based on the operating  expenses incurred for the year ended September
30, 2001. PRO FORMA fees and expenses show estimated fees and expenses of Equity
Fund after giving effect to the proposed  Reorganization.  PRO FORMA numbers are estimated in good faith and are hypothetical.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)(1)
-----------------------------------------------------------------------------------------
                                              DISTRIBUTION
                                                  AND
                                              SHAREHOLDER                      TOTAL
                                               SERVICING                        FUND
                              MANAGEMENT        (12b-1)          OTHER       OPERATING
                                 FEES            FEES(2)        EXPENSES      EXPENSES
-------------------------- ---------------- ---------------- ------------- --------------
CLASS A
-------------------------- ---------------- ---------------- ------------- --------------
Total Return Fund              0.75%            0.00%           0.76%          1.51%
-------------------------- ---------------- ---------------- ------------- --------------
Equity Fund                    0.75%(3)         0.25%(3)        0.20%          1.20%
-------------------------- ---------------- ---------------- ------------- --------------
PRO FORMA - Equity
 including Total Return        0.75%(3)         0.25%(3)        0.20%          1.20%
-------------------------- ---------------- ---------------- ------------- --------------

CLASS B
-------------------------- ---------------- ---------------- ------------- --------------
Total Return Fund              0.75%            1.00%           0.76%          2.51%
-------------------------- ---------------- ---------------- ------------- --------------
Equity Fund                    0.75%(3)         1.00%           0.20%          1.95%
-------------------------- ---------------- ---------------- ------------- --------------
PRO FORMA - Equity
 including Total Return        0.75%(3)         1.00%           0.20%          1.95%
-------------------------- ---------------- ---------------- ------------- --------------

CLASS C
-------------------------- ---------------- ---------------- ------------- --------------
Total Return Fund              0.75%            1.00%           0.71%          2.56%
-------------------------- ---------------- ---------------- ------------- --------------
Equity Fund                    0.75%(3)         1.00%           0.20%          1.95%
-------------------------- ---------------- ---------------- ------------- --------------
PRO FORMA - Equity
 including Total Return        0.75%(3)         1.00%           0.20%          1.95%
------------------------------------------ ------------------------------ ---------------
1.   Expenses  are shown for each  Fund,  and on a pro forma  basis,  based upon expenses incurred by each Fund for the 12 months ended September 30, 2001.
2.   As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic  equivalent of the maximum  sales charge  allowed by the Rules of the National Association of Securities Dealers, Inc. (NASD).
3.   The expense  information  for Equity Fund has been  restated to reflect its new investment  advisory fee and new Class A  distribution  fee, which fees were effective May 1, 2002.
--------------------------------------------------------------------------------

EXAMPLE.

This  example is intended to help you compare the cost of investing in the Funds and in the  combined  Funds on a PRO FORMA basis.  The example  assumes that you invest $10,000 in each Fund and in the surviving  Fund after the  Reorganization for the time periods  indicated.  The Example also assumes that your  investment has a 5% return  each year and that the  Fund's  operating  expenses  remain the same.  The 5% return is an  assumption  and is not  intended to portray  past or future investment  results.  Based on the above  assumptions,  you would pay the following  expenses if you redeemed your shares at the end of such period shown;
your actual costs may be higher or lower.

-------------------------- ------------------------- --------------------------
                                    1 YEAR                    3 YEARS
-------------------------- ------------------------- --------------------------
                            CLASS   CLASS B   CLASS   CLASS    CLASS B  CLASS
                              A                 C       A                 C
-------------------------- -------- -------- ------- -------- -------- --------
Total Return Fund            720      754     359     1025     1082      796
-------------------------- -------- -------- ------- -------- -------- --------
Equity Fund                  690      698     298      934      912      612
-------------------------- -------- -------- ------- -------- -------- --------
PRO FORMA - Equity           690      698     298      934      912      612
including Total Return
-------------------------- -------- -------- ------- -------- -------- --------

-------------------------- ------------------------- -------------------------
                                   5 YEARS                   10 YEARS
-------------------------- ------------------------- -------------------------
                            CLASS   CLASS B  CLASS    CLASS   CLASS B   CLASS
                              A                C        A                 C
-------------------------- -------- ------- -------- -------- -------- -------
Total Return Fund           1351     1535    1360     2273     2600     2895
-------------------------- -------- ------- -------- -------- -------- -------
Equity Fund                 1197     1252    1052     1946     2080     2275
-------------------------- -------- ------- -------- -------- -------- -------
PRO FORMA - Equity          1197     1252    1052     1946     2080     2275
including Total Return
-------------------------- -------- ------- -------- -------- -------- -------

You would pay the following expenses if you did not redeem your shares:

-------------------------- ------------------------- --------------------------
                                    1 YEAR                    3 YEARS
-------------------------- ------------------------- --------------------------
                            CLASS   CLASS B   CLASS   CLASS    CLASS B  CLASS
                              A                 C       A                 C
-------------------------- -------- -------- ------- -------- -------- --------
Total Return Fund            720      254     259     1025      782      796
-------------------------- -------- -------- ------- -------- -------- --------
Equity Fund                  690      198     198      934      612      612
-------------------------- -------- -------- ------- -------- -------- --------
PRO FORMA - Equity           690      198     198      934      612      612
including Total Return
-------------------------- -------- -------- ------- -------- -------- --------

-------------------------- ------------------------- -------------------------
                                   5 YEARS                   10 YEARS
-------------------------- ------------------------- -------------------------
                            CLASS   CLASS B  CLASS    CLASS   CLASS B   CLASS
                              A                C        A                 C
-------------------------- -------- ------- -------- -------- -------- -------
Total Return Fund           1351     1335    1360     2273     2600     2895
-------------------------- -------- ------- -------- -------- -------- -------
Equity Fund                 1197     1052    1052     1946     2080     2275
-------------------------- -------- ------- -------- -------- -------- -------
PRO FORMA - Equity          1197     1052    1052     1946     2080     2275
including Total Return
-------------------------- -------- ------- -------- -------- -------- -------

GENERAL  INFORMATION  -- Class A,  Class B, and Class C shares  of  Equity  Fund issued to a shareholder in connection with the Reorganization will be subject to
the  same  contingent   deferred  sales  charge,  if  any,   applicable  to  the
corresponding  shares of Total Return Fund held by that shareholder  immediately prior to the Reorganization.

In addition,  the period that the  shareholder  held shares of Total Return Fund would be included in the  holding  period of Equity Fund shares for  purposes of calculating any contingent deferred sales charge.  Purchases of shares of Equity
Fund  after the  Reorganization  will be  subject  to the sales  load  structure described  in the table  below.  This is the same sales load  structure  that is currently in effect for the Total Return Fund.

--------------------------------------------------------------------------------------
TRANSACTION FEES ON NEW INVESTMENTS (fees paid directly from your investment)
--------------------------------------------------- ----------- ----------- ----------
                                                     CLASS A     CLASS B(1)   CLASS C
--------------------------------------------------- ----------- ----------- ----------
Maximum sales charge (load) imposed on purchases      5.75%        None        None
(as a percentage of offering price)
--------------------------------------------------- ----------- ----------- ----------
Maximum deferred sales charge (load) (as a
 percentage of the lower of original purchase
 price or redemption proceeds)                        None(2)      5%(3)       1%(4)
--------------------------------------------------- ----------- ----------- ----------
1.   Class B shares convert tax-free to Class A shares automatically after eight years.
2.   Purchases  of Class A  shares  in  amounts  of  $1,000,000  or more are not subject to an initial sales load; however, a deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.
3.   5%  during  the first  year,  decreasing  to 0% in the sixth and  following years.
4.   A deferred sales charge of 1% is imposed in the event of redemption  within one year of purchase.
--------------------------------------------------------------------------------

Neither  Fund  has any  redemption  fees,  exchange  fees or  sales  charges  on reinvested dividends.

ADDITIONAL INFORMATION ABOUT EQUITY FUND

INVESTMENT MANAGER -- Security Management,  Equity Fund's investment manager, is a Kansas limited liability  company.  On December 31, 2001, the aggregate assets of  all of  the  mutual  funds  under  the  investment  management  of  Security
Management  were  approximately  $7.9 billion.  Security  Management has overall responsibility  for the  management  of the  Funds.  Security  Equity  Fund  and
Security  Management  have  entered  into an agreement  that  requires  Security
Management to provide investment advisory,  statistical and research services to the Equity Fund,  supervise  and arrange for the purchase and sale of securities on behalf of the Fund,  and  provide  for the  maintenance  and  compilation  of records  pertaining to the  investment  advisory  function.  The agreement  with
Security Management can be canceled by the Board of Directors of Security Equity
Fund upon 60 days' written notice.  Investment  management fees are computed and accrued daily and paid monthly.

INVESTMENT  PERSONNEL -- The following  individual  has  responsibility  for the day-to-day management of Equity Fund:

o    TERRY A. MILBERGER,  Senior Portfolio Manager of Security  Management,  has
     been the  manager of Equity Fund since  1981and of Total  Return Fund since
     May 1999. He has more than 25 years of investment experience.  He began his career as an investment  analyst in the insurance  industry,  and from 1974 through  1978,  he served as an  assistant  portfolio  manager for Security
     Management.  He was then employed as Vice  President of Texas Commerce Bank and managed its pension assets until he returned to Security  Management in
     1981. Mr. Milberger holds a bachelor's degree in business and a M.B.A. from
     the   University   of  Kansas  and  is  a   Chartered   Financial   Analyst
     charterholder.

PERFORMANCE  OF EQUITY FUND -- The bar chart and table  shown  below  provide an indication  of the  risks of  investing  in the  Equity  Fund by  showing  (on a calendar year basis)  changes in the Equity Fund's annual total return from year to year and by showing  (on a calendar  year  basis) how Equity  Fund's  average annual  returns  for one year,  five  years and ten years  compare to those of a broad-based  securities  market index--the S&P 500 Index. The information in the bar chart and table reflects the Fund's performance.  The information in the bar chart is based on the performance of the Class A shares of Equity Fund, although the bar chart  does not  reflect  the  deduction  of the  sales  load on Class A shares.  If the bar chart  included the sales load,  returns  would be less than those shown.  The Fund's past  performance  is not an indication of how the Fund will perform in the future.

               [BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

1992    1993    1994    1995    1996    1997    1998    1999     2000     2001
----    ----    ----    ----    ----    ----    ----    ----     ----     ----
10.7%   14.6%   -2.5%   38.4%   22.7%   29.6%   26.5%   11.0%   -12.5%   -11.9%

*During the period shown in the chart, the Fund's best quarterly performance was
 20.90% for the quarter ended December 31, 1998, and the Fund's worst  quarterly performance was -14.97% for the quarter ended September 30, 2001.

The table  below shows the average  annual  total  returns of Equity Fund if you average out actual performance over various lengths of time, compared to the S&P
500 Index. An index has an inherent  performance  advantage over the Equity Fund since it has no cash in its  portfolio,  imposes no sales  charges and incurs no operating  expenses.  An investor cannot invest directly in an index. The Equity
Fund's  performance  reflected in the table assumes the deduction of the maximum sales charge in all cases.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (through December 31, 2001)
------------------------------------------------------------------------------
-------------------------- ---------------- ----------------- ----------------
                             PAST 1 YEAR      PAST 5 YEARS     PAST 10 YEARS
-------------------------- ---------------- ----------------- ----------------
Class A                        -16.92%            5.74%            10.74%
-------------------------- ---------------- ----------------- ----------------
Class B                        -17.13%            5.59%             9.94%(1)
-------------------------- ---------------- ----------------- ----------------
Class C                        -13.41%           -6.60%(2)          N/A
-------------------------- ---------------- ----------------- ----------------
S&P 500 Index                  -11.88%           10.70%(3)         12.93%(3)
-------------------------- ---------------- ----------------- ----------------
------------------------------------------------------------------------------
1.   For the period  beginning  October 19, 1993 (date of inception) to December
     31, 2001.
2.   For the period  beginning  January 29, 1999 (date of inception) to December
     31, 2001.
3.   Index  performance  information  is  only  available  to  the  Fund  at the beginning  of each month.  The  performance  for the S&P 500 for the period
     October 1, 1993 to December 31, 2001 was 13.84% and for the period  January
     1, 1999 to December 31, 2001 was -1.03%.
--------------------------------------------------------------------------------

The table below shows the  non-standardized  performance  of Equity Fund,  which does not reflect  deduction of sales charges.  If sales charges were  reflected, the  performance  figures  would be lower than  those  shown.  The  Fund's  past performance is not an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 2001
------------------------ ------------- ------------- ------------- -------------
                                                                      SINCE
                            1 YEAR       5 YEARS       10 YEARS     INCEPTION
------------------------ ------------- ------------- ------------- -------------
Equity, Class A            -11.85%        7.00%         11.41%         ---
------------------------ ------------- ------------- ------------- -------------
Equity, Class B            -12.77%        3.91%          ---          9.94%(1)
------------------------ ------------- ------------- ------------- -------------
Equity, Class C            -12.53%         ---           ---         -6.60%(2)
------------------------ ------------- ------------- ------------- -------------
1.   Since October 19, 1993  (inception  date of Class B shares) to December 31,
     2001.
2.   Since January 29, 1999  (inception  date of Class C shares) to December 31,
     2001.
--------------------------------------------------------------------------------

Additional  information  about  Equity Fund is included  in the  section,  "More
Information Regarding the Funds," page 20.

INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION  PLAN -- The Reorganization Plan provides for the transfer of all of the assets and  liabilities of Total Return Fund to Equity Fund solely in exchange  for Class A, B, and C shares of Equity  Fund.  Total  Return Fund will
distribute   the  shares  of  Equity  Fund  received  in  the  exchange  to  its shareholders, and then Total Return Fund will be liquidated.

After the Reorganization,  each shareholder of Total Return Fund will own shares in Equity Fund having an aggregate  value equal to the  aggregate  value of each respective  class of shares of Total Return Fund held by that  shareholder as of the close of business on the business day preceding the Closing. Shareholders of
Class  A, B, and C shares  of Total  Return  Fund  will  receive  shares  of the corresponding  class of Equity Fund. In the interest of economy and convenience,
shares  of  Equity  Fund   generally   will  not  be   represented  by  physical
certificates.

Until the Closing, shareholders of Total Return Fund will continue to be able to redeem their  shares.  Redemption  requests  received  after the Closing will be treated as requests received by the Equity Fund for the redemption of its shares received by the shareholder in the Reorganization.

The  obligations  of the Funds  under the  Reorganization  Plan are  subject  to various  conditions,  including approval of the shareholders of the Total Return
Fund. The Reorganization  Plan also requires that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary,
proper  or  advisable  to  consummate  and  make   effective  the   transactions
contemplated  by  the  Reorganization  Plan.  The  Reorganization  Plan  may  be
terminated by mutual agreement of the parties or on certain other grounds. For a complete description of the terms and conditions of the Reorganization,  see the
Reorganization Plan at Appendix A.

REASONS FOR THE REORGANIZATION -- The Funds have similar investment  objectives, strategies and risks,  and Total Return Fund is relatively  small in asset size.
Because  the Total  Return  Fund may invest in  substantially  the same types of securities as Equity Fund, the Funds are duplicative in the same group of funds.
In addition, the reorganization would create a larger Fund, which should benefit shareholders  of the Funds by spreading  costs across a larger,  combined  asset base. Also, a larger fund offers the benefit of a more diversified  portfolio of securities and may improve trading efficiency.  Based upon these considerations, the Board of Directors of Security  Equity Fund determined that the Funds should be reorganized.

The proposed  Reorganization was presented to the Board of Directors of Security
Equity Fund for  consideration  and approval at a meeting held May 3, 2002.  For the reasons  discussed below, the Directors,  including all of the Directors who are not "interested  persons" (as defined in the Investment Company Act of 1940)
of Security Equity Fund,  determined  that the interests of the  shareholders of the  respective  Funds  would  not  be  diluted  as a  result  of  the  proposed
Reorganization,  and that the proposed  Reorganization was in the best interests of each of the Funds and its shareholders.

The Reorganization  would allow shareholders of Total Return Fund to continue to participate in a  professionally-managed  portfolio  which invests  primarily in equity securities of U.S. companies. As Class A, B, and C shareholders of Equity
Fund, these shareholders would continue to be able to exchange into other mutual funds in the larger  Security Group of Mutual Funds that offer the same class of shares in which such  shareholder is currently  invested.  A list of the current
Security  Group of Mutual Funds,  and their  available  classes,  is attached as
Appendix B.

BOARD  CONSIDERATION  -- The Board of  Directors  of Security  Equity  Fund,  in
recommending the proposed transaction, considered a number of factors, including the following:

1.   expense ratios and information  regarding fees and expenses of Total Return
     Fund and Equity Fund;

2.   estimates that show that combining the Funds should result in lower expense ratios because of economies of scale;

3.   elimination  of  duplication  of costs and  inefficiencies  of  having  two similar funds;

4.   the  Reorganization  would not dilute the  interests of the Funds'  current shareholders;

5.   the relative investment performance and risks of Equity Fund as compared to
     Total Return Fund;

6.   the  similarity  of  Equity  Fund's  investment  objectives,  policies  and restrictions  to those of Total Return Fund and the fact that the Funds are duplicative within the overall group of funds;

7.   the  tax-free  nature of the  Reorganization  to Total  Return Fund and its shareholders.

THE BOARD OF DIRECTORS OF SECURITY EQUITY FUND  RECOMMENDS THAT  SHAREHOLDERS OF
THE TOTAL RETURN FUND APPROVE THE REORGANIZATION.

TAX  CONSIDERATIONS  -- The  Reorganization  is  intended to qualify for Federal income  tax  purposes  as a tax-free  reorganization  under  Section  368 of the
Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment,  neither the Total Return Fund, nor its respective shareholders, nor the Equity Fund is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan. As a condition  to the  closing  of the  Reorganization,  the Funds  will  receive an opinion from the law firm of Dechert to the effect that the Reorganization  will qualify as a tax-free  reorganization  for  Federal  income tax  purposes.  That opinion  will be  based  in part  upon  certain  assumptions  and  upon  certain representations made by the Funds.

Immediately  prior to the  Reorganization,  the  Total  Return  Fund  will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their respective  shareholders all of the Total Return
Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid)
and all of its net capital gains, if any, realized in taxable years ending on or prior to the  Reorganization  (after  reduction for any  available  capital loss carryforward).  Such  dividends  will be included  in the taxable  income of the
Total Return Fund's shareholders.

As of  September  30,  2001,  Total  Return Fund had  accumulated  capital  loss carryforwards in the amount of approximately  $40,498. After the Reorganization, these  losses will be  available  to Equity  Fund to offset its  capital  gains, although the amount of these losses which may offset Equity Fund's capital gains in any given year may be limited. As a result of this limitation, it is possible that Equity Fund may not be able to use these  losses as rapidly as Total Return
Fund might have, and part of these losses may not be useable at all. The ability of Equity Fund to absorb losses in the future  depends upon a variety of factors that  cannot be known in  advance,  including  the  existence  of capital  gains against  which these  losses may be offset.  In  addition,  the  benefits of any capital loss carryforwards currently are available only to shareholders of Total
Return Fund. After the Reorganization, however, these benefits will inure to the benefit of all shareholders of Equity Fund.

EXPENSES OF THE REORGANIZATION -- Security  Management will bear one-third,  and the Funds will bear  two-thirds,  of the expenses  relating the  Reorganization, including  but not  limited to the costs of the proxy  solicitation.  The Funds'
share of the expenses will be allocated  ratably on the basis of their  relative net asset values immediately before Closing.

ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION -- Each of the Funds is a series of Security Equity Fund, a
Kansas  corporation.  Security  Equity Fund is governed by a Board of Directors, which consists of six directors.

DIVIDENDS  AND  OTHER  DISTRIBUTIONS  --  Each  Fund  pays  dividends  from  net investment income, and distributes net capital gains, if any, at least annually.
Dividends  and  distributions  of each  Fund  are  automatically  reinvested  in additional  shares of the respective class of that Fund,  unless the shareholder elects to receive distributions in cash.

If the  Reorganization  Plan is approved by  shareholders  of Total Return Fund, then as soon as practicable  before the Closing,  Total Return Fund will pay its shareholders a cash distribution of all undistributed 2002 net investment income and undistributed realized net capital gains.

CAPITALIZATION   --  The  following  table  shows  on  an  unaudited  basis  the capitalization of each Fund as of September 30, 2001 and on a PRO FORMA basis as of September 30, 2001, giving effect to the Reorganization:

----------------------- -------------------- -------------------- -----------------
                                NET               NET ASSET            SHARES
                              ASSETS            VALUE PER SHARE      OUTSTANDING
----------------------- -------------------- -------------------- -----------------
EQUITY FUND
----------------------- -------------------- -------------------- -----------------
   Class A                   $563,553,120           $6.36             88,597,232
----------------------- -------------------- -------------------- -----------------
   Class B                     96,066,781            5.86             16,407,703
----------------------- -------------------- -------------------- -----------------
   Class C                      4,230,396            6.16                686,429
----------------------- -------------------- -------------------- -----------------

TOTAL RETURN FUND
----------------------- -------------------- -------------------- -----------------
   Class A                      2,797,290            8.07                346,616
----------------------- -------------------- -------------------- -----------------
   Class B                      2,518,893            7.81                322,742
----------------------- -------------------- -------------------- -----------------
   Class C                        157,250            7.83                 20,077
----------------------- -------------------- -------------------- -----------------

PRO FORMA -
EQUITY INCLUDING
 TOTAL RETURN
----------------------- -------------------- -------------------- -----------------
   Class A                    564,972,843            6.36             88,820,459
----------------------- -------------------- -------------------- -----------------
   Class B                     97,290,518            5.86             16,616,826
----------------------- -------------------- -------------------- -----------------
   Class C                      4,387,599            6.16                711,949
----------------------- -------------------- -------------------- -----------------

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION  OF PROXIES -- Proxies  are being  solicited  at the request of the
Board of Directors of Security  Equity  Fund.  Solicitation  of proxies is being made  primarily  by the  mailing  of this  Notice and Proxy  Statement  with its enclosures on or about _______,  2002.  Shareholders  of Total Return Fund whose shares  are held by  nominees,  such as  brokers,  can  vote  their  proxies  by contacting their respective  nominee. In addition to the solicitation of proxies by mail, employees of Security Management and its affiliates, without additional compensation,  may  solicit  proxies  in  person  or  by  telephone,  telegraph, facsimile, or oral communication.

A shareholder may revoke the accompanying  proxy at any time prior to its use by filing  with Total  Return  Fund a written  revocation  or duly  executed  proxy bearing a later date. In addition,  any  shareholder  who attends the meeting of
Total  Return  Fund  shareholders  in person may vote by ballot at the  Meeting, thereby  canceling any proxy previously  given.  The cost of soliciting  proxies will  be  borne  by  Security  Management,  two-thirds  of  which  cost  will be reimbursed by the Funds. The persons named in the  accompanying  proxy will vote as directed by the proxy,  but in the absence of voting  directions in any proxy that is  signed  and  returned,  they  intend to vote  "FOR" the  Reorganization proposal and may vote in their  discretion with respect to other matters not now known to the Board of Directors of Security Equity Fund that may be presented at the meeting.

VOTING RIGHTS -- Shares of the Funds entitle their holders to one vote per share as to any matter on which the holder is  entitled to vote,  and each  fractional share  shall  be  entitled  to a  proportionate  fractional  vote.  Shares  have cumulative voting rights and no preemptive or subscription rights.

Shareholders  of the Total Return Fund at the close of business on June 24, 2002
(the "Record Date") will be entitled to be present and give voting  instructions for the Fund at the meeting with respect to their shares owned as of that Record
Date.  As of the Record  Date,  __________  shares of the Total Return Fund were outstanding and entitled to vote. Approval of the Reorganization with respect to
Total Return Fund requires the affirmative vote of a majority of the outstanding shares of the Fund.

Total Return Fund must have a quorum to conduct its business at the meeting. The holders of a MAJORITY of outstanding  shares present in person or by proxy shall constitute  a quorum.  In the  absence of a quorum,  a majority  of  outstanding shares of the Fund  entitled  to vote,  in person or by proxy,  may  adjourn the meeting from time to time until a quorum shall be present.

If a shareholder abstains from voting as to any matter, or if a broker returns a
"non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented  by the abstention or non-vote will be deemed present at the meeting for purposes of determining a quorum. However,  abstentions and broker non-votes will not be deemed  represented at the meeting for purposes of  calculating  the vote on any matter.  As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganization. Prior to the meeting, the Fund expects that  broker-dealer  firms  holding  their shares of the Fund in "street name" for their customers will request voting  instructions from their customers and beneficial owners.

To the  knowledge of Security  Equity Fund,  as of June 24, 2002, no Director of
Security  Equity  Fund  owns 1% or more of the  outstanding  shares of the Total
Return Fund,  and the officers and  Directors of Security  Equity Fund own, as a group, less than 1% of the shares of Total Return Fund.

Appendix  C  hereto  lists  the  persons  that,  as  of  June  24,  2002,  owned beneficially or of record 5% or more of the  outstanding  shares of Total Return
Fund.

OTHER  MATTERS  TO COME  BEFORE  THE  MEETING  -- The Fund  does not know of any matters to be presented at the Meeting other than those  described in this Proxy
Statement/Prospectus. If other business should properly come before the Meeting, the proxy holders will vote thereon in accordance with their best judgment.

SHAREHOLDER  PROPOSALS  -- The Funds are not  required  to hold  regular  annual meetings and, in order to minimize  their costs,  do not intend to hold meetings of  shareholders  unless so required by applicable law,  regulation,  regulatory policy or if otherwise deemed advisable by the Funds'  management.  Therefore it is not  practicable  to specify a date by which  shareholder  proposals  must be received in order to be  incorporated  in an  upcoming  proxy  statement  for an annual meeting or to be submitted to shareholders of the Funds.

INFORMATION  ABOUT THE FUNDS -- Proxy materials,  reports and other  information filed  by the  Funds  can be  inspected  and  copied  at  the  Public  Reference
Facilities maintained by the SEC at 450 Fifth Street, NW, Washington,  DC 20549.
The SEC maintains an Internet World Wide Web site (at http://www.sec.gov)  which contains other information about the Funds.

REPORTS TO SHAREHOLDERS -- Security  Management will furnish,  without charge, a copy of the most recent Annual Report regarding the Funds upon request. Requests for such  reports  should be  directed to Security  Management  at One  Security
Benefit Place, Topeka, KS 66636 or at (800) 888-2461.

IN ORDER THAT THE  PRESENCE OF A QUORUM AT THE  MEETING  MAY BE ASSURED,  PROMPT
EXECUTION  AND RETURN OF THE  ENCLOSED  PROXY IS  REQUESTED.  A  SELF-ADDRESSED,
POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                                           Amy J. Lee, Secretary

_______, 2002

One Security Benefit Place
Topeka, KS 66636

                      MORE INFORMATION REGARDING THE FUNDS

SHAREHOLDER GUIDE

PURCHASE  OPTIONS -- This  Proxy  Statement/Prospectus  relates to the  separate classes of Equity Fund: Class A, B, and C, each of which represents an identical interest in the Fund's investment portfolio, but is offered with different sales charges and distribution fee (Rule 12b-1)  arrangements.  As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of the Equity Fund shares issued to you in the Reorganization will be the same as those that applied to the Total Return
Fund shares held by you immediately prior to the Reorganization,  and the period that you held the Total  Return  Fund  shares  will be  included  in the holding period of the Equity Fund shares for purposes of calculating contingent deferred sales  charges and  determining  conversion  rights.  Purchases of the shares of
Equity Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

The sales charges and fees for Class A, B, and C shares are shown and contrasted in the chart below.

---------------------------------- -------------- ------------- -------------
                                      CLASS A       CLASS B(1)    CLASS C
---------------------------------- -------------- ------------- -------------
Maximum Initial Sales
 Charge on Purchases                   5.75%          None          None
---------------------------------- -------------- ------------- -------------
Contingent Deferred
 Sales Charge ("CDSC")                None(2)        5%(3)         1%(4)
---------------------------------- -------------- ------------- -------------
Annual Distribution (12b-1)
 Fee and Service Fee                   0.25%         1.00%         1.00%
---------------------------------- -------------- ------------- -------------
Automatic Conversion
 to Class A                             N/A         8 years(5)      N/A
---------------------------------- -------------- ------------- -------------
-----------------------------------------------------------------------------
1.   Class B shares convert tax-free to Class A shares automatically after eight years.
2.   Purchases  of Class A  shares  in  amounts  of  $1,000,000  or more are not subject to an initial sales load; however, a deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.
3.   5%  during  the first  year,  decreasing  to 0% in the sixth and  following years.
4.   A deferred sales charge of 1% is imposed in the event of redemption  within one year of purchase.
5.   Class B shares  of the  Equity  Fund  issued to  shareholders  of the Total
     Return  Fund in the  Reorganization  will  convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of the
     Total Return Fund.
--------------------------------------------------------------------------------
The relative  impact of the initial  sales charges and ongoing  annual  expenses will depend on the length of time a share is held.

CLASS A SHARES.

INITIAL  SALES CHARGE  ALTERNATIVE.  Class A shares of the Funds are sold at the net asset value  ("NAV") per share in effect plus a sales charge as described in the  following  table.  For waivers or  reductions  of the Class A shares  sales charges,  see "Special  Purchases  without a Sales  Charge" and  "Reduced  Sales
Charges."

----------------------- ------------------ ----------------- -----------------------
                                                                      DEALERS'
                                                                    REALLOWANCE
                            AS A % OF           AS A %                 AS A %
YOUR INVESTMENT          OFFERING PRICE         OF NAV            OF OFFERING PRICE
----------------------- ------------------ ----------------- -----------------------
Less than $50,000             5.75%             6.10%                   5.00%
----------------------- ------------------ ----------------- -----------------------
$50,000 - $99,999             4.75%             4.99%                   4.00%
----------------------- ------------------ ----------------- -----------------------
$100,000 - $249,999           3.75%             3.90%                   3.00%
----------------------- ------------------ ----------------- -----------------------
$250,000 - $499,999           2.75%             2.04%                   2.25%
----------------------- ------------------ ----------------- -----------------------
$500,000 but less
 than $1,000,000              2.00%             2.04%                   1.75%
----------------------- ------------------ ----------------- -----------------------
$1,000,000 or more            None               None                (See below)
----------------------- ------------------ ----------------- -----------------------

There is no initial sales charge on purchases of  $1,000,000  or more.  However, the Funds'  Distributor  will pay  Authorized  Dealers of record  commissions as follows:  1.00% on  purchases  of  $1,000,000  up to  $5,000,000,  plus 0.50% on amounts  above  $5,000,000  up to  $10,000,000,  plus 0.10% for any amount above
$10,000,000. If shares are redeemed within one year of purchase, a CDSC of 1.00%
will be  imposed.  Class A shares  of the Funds are  subject  to a  distribution
(12b-1) fee at an annual  rate of 0.25% of the  average  daily net assets of the
Class. The Distributor uses the fee to pay for activities related to the sale of
Class A shares and services provided to shareholders.

REDUCED SALES CHARGES.  An investor may immediately  qualify for a reduced sales charge  on a  purchase  of Class A  shares  of the  Funds or other  funds in the
Security  Group of Mutual  Funds  which offer Class A shares,  by  completing  a
Statement of  Intention to purchase  Fund  shares.  Executing  the  Statement of
Intention  expresses  an  intention  to invest  during the next 13 months (or 36 months for purchases of $1,000,000 or more) a specified  amount,  which, if made at one time,  would qualify for a reduced sales charge.  An amount equal to five percent of the amount specified in the Statement of Intention will be restricted within your account to cover  additional  sales  charges that may be due if your actual total investment fails to qualify for the reduced sales charges.  See the
Statement of Additional  Information  for the Funds for details on the Statement of Intention  option or contact  Security  Management at (800) 888-2461 for more information.

A sales  charge  may also be  reduced  by  taking  into  account  your  previous purchases  of Class A shares  of the Funds or any  other  funds in the  Security
Group of Mutual Funds (excluding Security Cash Fund) ("Rights of Accumulation").
The reduced sales charges apply to quantity  purchases  made at one time or on a cumulative  basis  over any  period of time.  See the  Statement  of  Additional
Information  for the Funds for details or contact  Security  Management at (800)
888-2461 for more information.

SPECIAL PURCHASE WITHOUT A SALES CHARGE.  Class A shares may be purchased at NAV without a sales charge by certain  individuals and institutions.  For additional information,  contact Security  Management at (800) 888-2461,  or see the Funds'
Statement of Additional Information.

CLASS B SHARES.

DEFERRED SALES CHARGE ALTERNATIVE.  Class B shares may be purchased at their NAV per share  without  an initial  sales  charge at the time of  purchase.  Class B shares that are redeemed within five years of purchase, however, will be subject to a CDSC as  described in the table that  follows.  Class B shares of the Funds are  subject to a  distribution  (12b-1)  fee at an annual  rate of 1.00% of the average  daily net assets of the Class,  which is higher  than the  distribution fees of Class A  shares.  The  higher  distribution  (12b-1)  fees mean a higher expense ratio,  so Class B shares pay  correspondingly  lower  dividends and may have a lower  NAV than  Class A  shares.  In  connection  with  sales of Class B shares,  the  Distributor  compensates  Authorized  Dealers  at a rate  of 4% of purchase  payments  subject to a CDSC. The amount of the CDSC is determined as a percentage  of the  lesser  of the NAV of the  Class  B  shares  at the  time of original purchase or redemption.  No charge will be imposed for any net increase in the value of shares purchased during the preceding six years in excess of the purchase price of such shares or for shares  acquired  either by reinvestment of net investment  income dividends or capital gain  distributions.  The percentage used to calculate the CDSC will depend on the number of years since you invested the dollar amount being redeemed according to the following table:

--------------------------------------------- ----------
     YEAR OF REDEMPTION AFTER PURCHASE          CDSC
--------------------------------------------- ----------
                   First                         5%
--------------------------------------------- ----------
                   Second                        4%
--------------------------------------------- ----------
                   Third                         3%
--------------------------------------------- ----------
                   Fourth                        3%
--------------------------------------------- ----------
                   Fifth                         2%
--------------------------------------------- ----------
            Sixth and following                  0%
--------------------------------------------- ----------

Class B shares will automatically  convert into Class A shares eight years after purchase,  except that Class B shares of the Equity  Fund  issued in  connection with the Reorganization  with respect to Class B shares of the Total Return Fund will  convert to Class A shares  eight years after the  purchase of the original shares of the Total Return Fund, as applicable.  For  additional  information on the CDSC and the  conversion  of Class B shares,  see the  Funds'  Statement  of
Additional Information.

CLASS C SHARES.

LOW LOAD ALTERNATIVE.  Class C shares are offered at net asset value, without an initial sales charge. With certain  exceptions,  the Funds may impose a deferred sales  charge on shares  redeemed  within one year of the date of  purchase.  No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred  sales  charge  is  deducted  from the  redemption  proceeds  otherwise payable. The deferred sales charge is retained by the Distributor.

Each  Fund  bears  some of the  costs of  selling  its  Class C  shares  under a
Distribution  Plan  adopted  with  respect  to its  Class  C  shares  ("Class  C
Distribution  Plan")  pursuant  to Rule  12b-1  under  the 1940  Act.  This Plan provides for payments at an annual rate of 1.00% of the average  daily net asset value of Class C  shares.  Amounts  paid by the Fund are  currently  used to pay dealers and other firms that make Class C shares  available  to their  customers
(1) a commission at the time of purchase  normally equal to .75% of the value of each share sold, and for each year thereafter,  quarterly, in an amount equal to
..75%  annually  of the  average  daily net asset value of Class C shares sold by such dealers and other firms and remaining  outstanding on the books of the Fund and (2) a service fee payable  for the first year  initially,  and for each year thereafter,  quarterly, in an amount equal to .25% annually of the average daily net asset  value of Class C shares  sold by such  dealers  and  other  firms and remaining outstanding on the books of the Fund. The service fee may also be used to pay for  sub-administration  and/or sub-transfer agency services provided for the benefit of the Fund.

WAIVERS  OF CDSC.  The CDSC on Class A and Class B shares  will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that  shares  held in the  shareholder's  account  that are not  subject to such charge are redeemed first.

o    Upon the death of the shareholder if shares are redeemed within one year of the shareholder's death

o    Upon  the  disability  of the  shareholder  prior to age 65 if  shares  are redeemed  within  one year of the  shareholder  becoming  disabled  and the shareholder was not disabled when the shares were purchased

o    In connection with required  minimum  distributions  from a retirement plan qualified  under  Section  401(a),  401(k),  403(b) or 408 of the  Internal
     Revenue Code

o    In connection  with  distributions  from  retirement  plans qualified under
     Section 401(a) or 401(k) of the Internal Revenue Code for:

     >>   returns of excess contributions to the plan

     >>   retirement of a participant in the plan

     >>   a loan from the plan  (loan  repayments  are  treated as new sales for purposes of the deferred sales charge)

o    Upon the financial hardship (as defined in regulations under the Code) of a participant in a plan

o    Upon termination of employment of a participant in a plan

o    Upon any other permissible withdrawal under the terms of the plan.

If you think you may be eligible for a CDSC waiver,  contact Security Management at (800) 888-2461.

REINSTATEMENT PRIVILEGE.  Class A shareholders who have redeemed their shares in any fund in the Security  Group of Mutual Funds may reinvest  some or all of the proceeds in the same share class within 30 days without a sales charge.  See the
Statement  of  Additional  Information  for the Funds  for  details  or  contact
Security Management at (800) 888-2461.

RULE 12B-1  PLAN.  Each Fund has a Class B and Class C  distribution  plan,  and
Equity Fund has a Class A  distribution  plan,  pursuant to Rule 12b-1 under the
1940 Act ("Rule 12b-1 Plan").  Under the Rule 12b-1 Plans,  the  Distributor may
receive from each Fund an annual fee in connection  with the offering,  sale and shareholder servicing of the Fund's Class A, Class B and Class C shares.

OTHER  EXPENSES.  In addition  to the  management  fee and other fees  described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation  costs, and the compensation of Directors who  are not  affiliated  with  Security  Management.  Most  Fund  expenses  are allocated  proportionately  among  all of the  outstanding  shares  of the Fund.
However,  the Rule  12b-1  Plan  fees  for each  class  of  shares  are  charged proportionately only to the outstanding shares of that class.

PURCHASING  SHARES  -- The  minimum  initial  investment  in the  Funds is $100.
Subsequent  investments  must be $100 (or $20 under an Accumulation  Plan).  The
Funds and the  Distributor  reserve  the right to reject  any order to  purchase shares. Purchase and sale requests are executed at the NAV next determined after the order is received in proper form by the  Transfer  Agent or the  Distributor plus any applicable sales charge.

PRICE OF SHARES.  When you buy shares, you pay the NAV plus any applicable sales charge.  When you sell shares,  you receive the NAV minus any  applicable  CDSC.
Exchange orders are effected at NAV.

RETIREMENT  PLANS. The Funds have available  tax-qualified  retirement plans for individuals,  prototype plans for the self-employed,  pension and profit sharing plans for  corporations  and  custodial  accounts for employees of public school systems and  organizations  meeting the requirements of Section 501(c)(3) of the
Internal Revenue Code. Further  information  concerning these plans is contained in the Funds'  Statement of  Additional  Information.  For further  information, contact Security Management at (800) 888-2461.

DETERMINATION  OF NET ASSET VALUE. The NAV per share of each Fund is computed as of the close of regular trading hours on the New York Stock Exchange (normally 3
p.m.  Central  time) on days when the  Exchange  is open.  The  Exchange is open
Monday through  Friday,  except on observation  of the following  holidays:  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund's NAV is generally  based upon the market value of securities  held in the Fund's  portfolio.  If market  prices are not  available,  the fair value of securities  is  determined  using  procedures  approved  by the Fund's  Board of
Directors.  In  addition,  if  between  the time  trading  ends on a  particular security and the close of trading on the New York Stock  Exchange,  events occur that  materially  affect  the  value of the  security,  the  Funds may value the security at its fair value as  determined  in good faith by Security  Management under procedures approved by the Board of Directors.  In such a case, the Fund's net asset value will be subject to the  judgment of Security  Management  rather than being determined by the market.

EXCHANGE  PRIVILEGES AND RESTRICTIONS.  Shareholders who own shares of the Funds may  exchange  those  shares for shares of another of the funds in the  Security
Group of Mutual Funds, including Security Social Awareness,  Diversified Income,
Municipal Bond and High Yield Funds.

Shareholders  who hold  their  shares  in a  tax-qualified  retirement  plan may exchange shares of the Funds for shares of Security Capital  Preservation  Fund, but may not exchange into Security  Municipal Bond Fund.  Shareholders  also may exchange  their shares of the Funds for shares of Security  Cash Fund,  provided that exchanges to Security Cash Fund are not available to shareholders  who have purchased through the following  custodial  accounts of the Investment  Manager:
403(b)(7)  accounts,  SEPP accounts and SIMPLE plans.  All exchanges are made at the relative net asset values of the Funds on the date of the exchange.

Exchanges  may be made only in those  states where shares of the fund into which an exchange is to be made are qualified for sale. No service fee or sales charge is presently imposed on such an exchange. Shares of a particular class of a Fund may be exchanged only for shares of the same class of another  available fund or for Class A shares of Security Cash Fund, if  available.  At present,  Municipal
Bond Fund does not offer  Class C shares.  Any  applicable  CDSC will be imposed upon  redemption and calculated  from the date of the initial  purchase  without regard to the time shares were held in Cash Fund.

For tax purposes,  an exchange is a sale of shares which may result in a taxable gain or loss. Special rules may apply to determine the amount of gain or loss on an exchange occurring within ninety days after purchase of the exchanged shares.

To  exchange   shares  by  telephone,   a   shareholder   must  hold  shares  in
non-certificate  form and must  either have  completed  the  Telephone  Exchange section of the application or a Telephone Transfer  Authorization form which may be obtained from Security  Management.  Once  authorization has been received by
Security  Management,  a shareholder may exchange shares by telephone by calling the Funds at  1-800-888-2461,  extension  3127,  on weekdays  (except  holidays)
between the hours of 7:00 a.m. and 6:00 p.m.  Central  time.  Exchange  requests received by telephone  after the close of the New York Stock Exchange  (normally
3:00 p.m. Central time) will be treated as if received on the next business day.
The  exchange  privilege,  including  telephone  exchanges,  may be  changed  or discontinued at any time by either Security Management or the Fund upon 60 days'
notice to shareholders.

SELLING  SHARES -- Shares of the  Funds  will be  redeemed  at the NAV (less any applicable CDSC and/or federal income tax  withholding)  next  determined  after receipt  of a  redemption  request  in good  form on any day the New York  Stock
Exchange is open for business.  Any share certificates  representing fund shares sold must be returned with a request to sell the shares.

SYSTEMATIC  WITHDRAWAL  PLAN.  Shareholders who wish to receive regular monthly, bi-monthly,  quarterly,  semiannual,  or  annual  payments  of $25 or  more  may establish a Systematic  Withdrawal  Program.  A shareholder  may elect a payment that is a  specified  percentage  of the initial or current  account  value or a specified dollar amount. A Systematic Withdrawal Program will be allowed only if shares with a current  aggregate net asset value of $5,000 or more are deposited with the Security Management,  which will act as agent for the shareholder under the  Program.  Shares are  liquidated  at net asset  value.  The  Program may be terminated on written notice,  or it will terminate  automatically if all shares are liquidated or redeemed from the account.

A  shareholder  may  establish a Systematic  Withdrawal  Program with respect to
Class B or Class C shares without the  imposition of any  applicable  contingent deferred  sales charge,  provided that such  withdrawals  do not in any 12-month period,  beginning  on the date the  Program is  established,  exceed 10% of the value  of the  account  on  that  date  ("Free  Systematic  Withdrawals").  Free
Systematic  Withdrawals are not available if a Program  established with respect to Class B or Class C shares  provides for  withdrawals  in excess of 10% of the value of the account in any Program year and, as a result, all withdrawals under such a Program  would be subject to any  applicable  contingent  deferred  sales charge. Free Systematic Withdrawals will be made first by redeeming those shares that  are not  subject  to the  contingent  deferred  sales  charge  and then by redeeming  shares  held  the  longest.  The  contingent  deferred  sales  charge applicable  to a redemption  of Class B or Class C shares  requested  while Free
Systematic  Withdrawals  are being made will be  calculated  as described  under
"Class B Shares" or "Class C Shares," as  applicable.  A  Systematic  Withdrawal form may be obtained from the Funds.

PAYMENTS. Payments may be made by check. Redemption proceeds will be sent to the shareholder(s)  of record at the  address  of record  within  seven  days  after receipt  of a valid  redemption  request.  For a  charge  of $15  deducted  from redemption  proceeds,  Security Management will provide a certified or cashier's check, or send the redemption  proceeds by express mail, upon the  shareholder's request.

MANAGEMENT OF THE FUNDS

INVESTMENT MANAGER -- Security Management,  each Fund's investment manager, is a
Kansas limited liability company.  On December 31, 2001, the aggregate assets of all of the mutual funds under the investment  management of Security  Management were approximately $7.9 billion.  Security Management has overall responsibility for the management of the Funds.  Security  Equity Fund and Security  Management
have entered into an agreement  that  requires  Security  Management  to provide investment advisory,  statistical and research services to the Funds,  supervise and arrange for the purchase and sale of securities on behalf of the Funds,  and provide  for the  maintenance  and  compilation  of  records  pertaining  to the investment  advisory  function.  The agreement  with Security  Management can be canceled by the Board of Directors of Security Equity Fund upon 60 days' written notice.  Investment  management  fees are  computed  and accrued  daily and paid monthly.  For the year ended  September  30, 2001,  Equity Fund paid  investment management fees of $8,523,319 to Security Management.

PARENT  COMPANY AND  DISTRIBUTOR  -- Security  Management  is  controlled by its members,  Security  Benefit Life Insurance  Company and Security  Benefit Group,
Inc.  ("SBG").  SBG is an  insurance  and  financial  services  holding  company wholly-owned by Security  Benefit Life Insurance  Company,  One Security Benefit
Place, Topeka, Kansas 66636. Security Benefit Life, a life insurance company, is incorporated under the laws of Kansas.  Security Management is a direct, and the
Distributor,  the Fund's  principal  underwriter,  is an indirect,  wholly-owned subsidiary of Security Benefit Life Insurance Company ("Security Benefit").

ADMINISTRATIVE  AGENT --  Security  Management  also acts as the  administrative agent  for  the  Fund  and as such  performs  administrative  functions  and the bookkeeping,  accounting and pricing functions for the Funds. For these services
Security Management receives,  on an annual basis, a fee of 0.09% of the average net assets of each Fund, calculated daily and payable monthly.

Security  Management  also acts as the  transfer  agent for the Funds.  As such,
Security  Management  performs all shareholder  servicing  functions,  including transferring record ownership,  processing purchase and redemption transactions, answering  inquiries,  mailing  shareholder  communications  and  acting  as the dividend  disbursing agent. For these services,  the Investment Manager receives an annual  maintenance fee of $8.00 per account,  a fee of $1.00 per shareholder transaction, and a fee of $1.00 per dividend transaction.

PORTFOLIO  TRANSACTIONS  --  Security  Management  will place  orders to execute securities  transactions  that are designed to implement each Fund's  investment objectives and policies.  Security  Management  uses its  reasonable  efforts to place all purchase and sale  transactions  with brokers and dealers  ("brokers")
that provide  "best  execution" of these  orders.  In placing  purchase and sale transactions,  Security  Management may consider brokerage and research services provided by a broker to Security Management or its affiliates,  and the Fund may pay a commission for effecting a securities transaction that is in excess of the amount  another broker would have charged if Security  Management  determines in good faith that the amount of  commission is reasonable in relation to the value of the brokerage and research services provided by the broker viewed in terms of either that particular  transaction or the overall  responsibilities of Security
Management  with  respect to all  accounts as to which it  exercises  investment discretion.  Security  Management may use all, none, or some of such information and services in  providing  investment  advisory  services to each of the mutual
funds  under  its  management,   including  each  Fund.  In  addition,  Security
Management  also  may  consider  a  broker's  sale of Fund  shares  if  Security
Management  is  satisfied  that the Fund would  receive  best  execution  of the transaction from that broker.

Securities  held by the  Funds  may  also be held by other  investment  advisory clients  of  Security  Management,  including  other  investment  companies.  In addition,  Security Management's parent company, Security Benefit, may also hold some of the same securities as the Funds. When selecting securities for purchase or sale for a Fund,  Security  Management  may at the same time be purchasing or selling the same securities for one or more of such other  accounts.  Subject to
Security Management's obligation to seek best execution, such purchases or sales may be  executed  simultaneously  or  "bunched."  It is the  policy of  Security
Management not to favor one account over the other.  Any purchase or sale orders executed  simultaneously  (which may also include orders from Security  Benefit)
are  allocated at the average price and as nearly as  practicable  on a pro rata basis  (transaction  costs will also generally be shared on a pro rata basis) in proportion to the amounts  desired to be purchased or sold by each  account.  In those instances where it is not practical to allocate purchase or sale orders on a pro  rata  basis,  then the  allocation  will be made on a  rotating  or other equitable  basis.  While  it is  conceivable  that  in  certain  instances  this procedure  could  adversely  affect the price or number of shares  involved in a
Fund's transaction,  it is believed that the procedure generally  contributes to better overall execution of the Funds' portfolio transactions.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND  DISTRIBUTIONS -- Each Fund pays its  shareholders  dividends from its net investment  income,  and  distributes  any net capital gains that it has realized, at least annually. Your dividends and distributions will be reinvested in shares of the Fund, unless you instruct Security Management otherwise.  There are no fees or sales charges on reinvestments.

FEDERAL TAXES -- Fund dividends and  distributions  are taxable to  shareholders
(unless your investment is in an Individual  Retirement Account ("IRA") or other tax-advantaged  retirement  account)  whether you  reinvest  your  dividends  or distributions or take them in cash.

In addition to federal tax,  dividends and distributions may be subject to state and local  taxes.  If a Fund  declares a dividend  or  distribution  in October,
November or December but pays it in January,  you may be taxed on that  dividend or  distribution  as if  you  received  it in the  previous  year.  In  general, dividends and distributions from the Funds are taxable as follows:

------------------------------- --------------------------- -------------------------
                                                                     TAX RATE
                                                                      FOR 28%
  TYPE OF                              TAX RATE FOR                   BRACKET
DISTRIBUTION                           15% BRACKET                   OR ABOVE
------------------------------- --------------------------- -------------------------
Income dividends                   Ordinary Income rate        Ordinary Income rate
------------------------------- --------------------------- -------------------------
Short-term capital gains           Ordinary Income rate        Ordinary Income rate
------------------------------- --------------------------- -------------------------
Long-term capital gains                     10%                         20%
------------------------------- --------------------------- -------------------------
Long-term capital gains (held
for 5 or more years)                        8%                          18%
------------------------------- --------------------------- -------------------------

A Fund has "short-term  capital gains" when it sells a security within 12 months after buying it. A Fund has  "long-term  capital gains" when it sells a security that it has owned for more than 12 months. When a Fund earns interest from bonds and other debt securities and distributes  these earnings to  shareholders,  the
Fund has  "ordinary  income."  The Funds  expect that their  distributions  will consist  primarily of capital  gains.  You  generally are required to report all
Fund distributions on your federal income tax return.

Tax-deferred  retirement accounts do not generate a tax liability unless you are taking a distribution or making a withdrawal.

The Funds mail information  concerning the tax status of the  distributions  for each calendar year on or before January 31 of the following year.

This is a brief  summary of some of the tax laws that affect your  investment in the Funds.  Please see the Funds'  Statement of Additional  Information and your tax adviser for further information.

           FINANCIAL HIGHLIGHTS FOR TOTAL RETURN FUND AND EQUITY FUND

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
  The financial  highlights  table is intended to help you understand the Funds'
  financial  performance for their Class A, B, and C shares during the past five years,  or the  period  since  commencement  of a  Fund.  Certain  information reflects  financial  results for a single Fund share. The total returns in the table  represent  the rate that an investor  would have earned (or lost) on an
  investment   in  the  Fund   assuming   reinvestment   of  all  dividends  and
  distributions.  This  information  has been derived from financial  statements that have been  audited by Ernst & Young  LLP,  whose  report,  along with the
  Funds'  financial  statements,  are  included in the annual  report,  which is available upon request.

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY TOTAL RETURN FUND (CLASS A)
------------------------------------------------------------------------------------------
                                             FISCAL PERIOD ENDED SEPTEMBER 30
                         -----------------------------------------------------------------
                            2001(c)     2000(c)   1999(b)(c)(f)  1998(b)(c)  1997(b)(c)(d)
                            -------     -------   -------------  ----------  -------------
PER SHARE DATA
Net asset value
 beginning of period.....   $11.81       $11.69       $10.73        $12.58       $11.06

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment
 income (loss)...........   (0.06)        (0.07)       (0.03)         0.08         0.17
Net gain (loss)
 on securities
  (realized and
   unrealized)...........   (3.64)         0.83         1.90         (0.98)        1.86
                           -------       -------      -------       -------       ------
Total from investment
 operations..............   (3.70)         0.76         1.87         (0.90)        2.03

LESS DISTRIBUTIONS:
Dividends (from net
 investment income)......     ---          ---         (0.16)        (0.20)       (0.26)
Distributions
 (from realized gains)...   (0.04)        (0.64)       (0.75)        (0.75)       (0.25)
                           -------       -------      -------       -------       -------
Total distributions......   (0.04)        (0.64)       (0.91)        (0.95)       (0.51)
                           -------       -------      -------       -------       -------
NET ASSET VALUE END
 OF PERIOD...............  $ 8.07        $11.81        $11.69        $10.73       $12.58
                           =======        ======       ======        ======        =====
TOTAL RETURN (a).........  (31.43)%        6.49%        17.84%       (7.19)%       19.00%

RATIOS/SUPPLEMENTAL
 DATA
Net assets end of
 period (thousands)......   $2,797       $3,928        $3,587        $3,294       $3,906
Ratio of expenses
 to average net assets...    1.51%         1.49%         2.00%         2.00%        1.68%
Ratio of net investment
 income (loss) to
 average net assets......   (0.58)%      (0.61)%       (0.29)%         0.65%        1.52%
Portfolio turnover rate..       35%          55%          121%           45%          79%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY TOTAL RETURN FUND (CLASS B)
------------------------------------------------------------------------------------------
                                            FISCAL PERIOD ENDED SEPTEMBER 30
                         -----------------------------------------------------------------
                           2001(c)     2000(c)    1999(b)(c)(f))  1998(b)(c) 1997(b)(c)(d)
                           -------     -------    --------------  ---------- -------------
PER SHARE DATA
Net asset value
 beginning of period......  $11.55       $11.56       $10.62        $12.45      $10.97

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment
 income (loss)............   (0.16)       (0.19)       (0.14)        (0.03)       0.07
Net gain (loss)
 on securities
  (realized and
   unrealized)............   (3.54)        0.82         1.88         (0.96)       1.84
                            -------      -------      -------       -------     ------
Total from investment
 operations...............   (3.70)        0.63         1.74         (0.99)       1.91

LESS DISTRIBUTIONS:
Dividends (from net
 investment income).......     ---          ---        (0.05)        (0.09)      (0.18)
Distributions
 (from realized gains)....   (0.04)       (0.64)       (0.75)        (0.75)      (0.25)
                            -------      -------      -------       -------     -------
Total distributions.......   (0.04)       (0.64)       (0.80)        (0.84)      (0.43)
                            -------      -------      -------       -------     -------
NET ASSET VALUE END
 OF PERIOD................ $  7.81       $11.55       $11.56        $10.62      $12.45
                            =======       ======       ======        ======      =====
TOTAL RETURN (a).......... (32.14)%        5.39%       16.68%       (7.99)%      17.95%

RATIOS/SUPPLEMENTAL
 DATA
Net assets end of
 period (thousands).......   $2,519       $3,903       $3,652        $3,304      $3,851
Ratio of expense
 to average net assets ...    2.51%        2.49%        2.94%         2.94%       2.58%
Ratio of net investment
 income (loss) to
 average net assets.......  (1.58)%      (1.61)%      (1.23)%       (0.29)%       0.61%
Portfolio turnover rate...      35%          55%         121%           45%         79%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY TOTAL RETURN FUND (CLASS C)
------------------------------------------------------------------------------------------
                                                    FISCAL PERIOD ENDED SEPTEMBER 30
                                          --  --------------------------------------------
                                                2001(c)        2000(c)    1999(b)(c)(d)(e)
                                                -------        -------    ----------------
PER SHARE DATA
Net asset value beginning of period......        $11.60          $11.58         $11.48

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............         (0.15)          (0.16)         (0.11)
Net gain (loss) on securities
   (realized and unrealized).............         (3.58)           0.82           0.21
                                                 -------         -------        -------
Total from investment operations.........         (3.73)           0.66           0.10

LESS DISTRIBUTIONS:
Dividends (from net investment income)...           ---             ---            ---
Distributions (from realized gains)......         (0.04)          (0.64)           ---
                                                 -------         -------      --------
Total distributions......................         (0.04)          (0.64)           ---
                                                 -------         -------      --------
NET ASSET VALUE END OF PERIOD............       $  7.83          $11.60         $11.58
                                                 =======          ======         =====
TOTAL RETURN (a).........................       (32.26)%           5.65%          0.87%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).....           $157             $59             $8
Ratio of expenses to average net assets..          2.56%           2.30%          2.93%
Ratio of net investment income
   (loss) to average net assets..........        (1.62)%         (1.45)%        (1.84)%
Portfolio turnover rate..................            35%             55%           149%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY EQUITY FUND (CLASS A)
------------------------------------------------------------------------------------------
                                         FISCAL YEAR ENDED SEPTEMBER 30
                           ---------------------------------------------------------------
                            2001(c)       2000(c)      1999(c)       1998(c)      1997(c)
                            -------       -------      -------       -------      -------
PER SHARE DATA
Net asset value
 beginning of period.....   $10.26       $  9.96       $ 8.86        $ 9.09       $ 7.54

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment
 income (loss)...........      ---           ---         0.02          0.04         0.04
Net gain (loss)
 on securities
  (realized and
   unrealized)...........    (2.49)         0.66         1.80          0.56         2.20
                            -------       -------       ------        ------       -----
Total from investment
 operations..............    (2.49)         0.66         1.82          0.60         2.24

LESS DISTRIBUTIONS:
Dividends (from net
 investment income)......      ---           ---        (0.04)        (0.03)       (0.04)
Distributions
 (from realized gains)...    (1.40)        (0.36)       (0.68)        (0.80)       (0.65)
Return of Capital........    (0.01)          ---          ---           ---          ---
                            -------      --------      -------       -------      ------
Total distributions......    (1.41)        (0.36)       (0.72)        (0.83)       (0.69)
                            -------       -------       ------        ------       ------
NET ASSET VALUE END
 OF PERIOD...............  $  6.36        $10.26       $ 9.96        $ 8.86       $ 9.09
                           ========        ======       ======        ======       =====
TOTAL RETURN (a).........  (27.66)%         6.64%       20.66%         7.38%       32.08%

RATIOS/SUPPLEMENTAL
 DATA
Net assets end of
 period (thousands)......  $563,553      $853,126     $917,179      $773,606     $757,520
Ratio of expenses
 to average net assets...     1.02%         1.02%        1.02%         1.02%        1.03%
Ratio of net investment
 income (loss) to
 average net assets......     0.03%         0.03%        0.19%         0.39%        0.46%
Portfolio turnover rate..       23%           54%          36%           47%          66%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY EQUITY FUND (CLASS B)
------------------------------------------------------------------------------------------
                                           FISCAL YEAR ENDED SEPTEMBER 30
                         -----------------------------------------------------------------
                           2001(c)        2000(c)      1999(c)       1998(c)     1997(c)
                           -------        -------      -------       -------     -------
PER SHARE DATA
Net asset value
 beginning of period.....   $ 9.65        $ 9.47       $ 8.52        $ 8.82      $ 7.36

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment
 income (loss)...........    (0.07)        (0.10)       (0.08)        (0.05)      (0.04)
Net gain (loss)
 on securities
  (realized and
   unrealized)...........    (2.31)         0.64         1.71          0.55        2.15
                             ------        -----        ------        ------      -----
Total from investment
 operations..............    (2.38)         0.54         1.63          0.50        2.11

LESS DISTRIBUTIONS:
Dividends (from net
 investment income)......      ---           ---          ---           ---         ---
Distributions
 (from realized gains)...    (1.40)        (0.36)       (0.68)        (0.80)      (0.65)
Return of Capital........    (0.01)          ---          ---           ---         ---
                             ------       -------      -------       -------     ------
Total distributions......    (1.41)        (0.36)       (0.68)        (0.80)      (0.65)
                             ------        ------       ------        ------      ------
NET ASSET VALUE END
 OF PERIOD...............   $ 5.86        $ 9.65       $ 9.47        $ 8.52      $ 8.82
                             ======        ======       ======        ======      =====
TOTAL RETURN (a).........  (28.34)%         5.69%       19.23%         6.38%      30.85%

RATIOS/SUPPLEMENTAL
 DATA
Net assets end of
 period (thousands)......   $96,067      $156,633     $159,872      $112,978     $89,336
Ratio of expenses
 to average net assets...     2.02%         2.02%        2.02%         2.02%       2.03%
Ratio of net investment
 income (loss) to
 average net assets......   (0.97)%       (0.97)%      (0.82)%       (0.61)%     (0.54)%
Portfolio turnover rate..       23%           54%          36%           47%         66%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY EQUITY FUND (CLASS C)
------------------------------------------------------------------------------------------
                                                   FISCAL PERIOD ENDED SEPTEMBER 30
                                            ----------------------------------------------
                                                2001(c)        2000(c)       1999(c)(e)
                                                -------        -------       ----------
PER SHARE DATA
Net asset value beginning of period......        $10.07         $  9.89         $10.13

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............         (0.07)          (0.10)         (0.05)
Net gain (loss) on securities
   (realized and unrealized).............         (2.43)           0.64          (0.19)
                                                 -------         -------        -------
Total from investment operations.........         (2.50)           0.54          (0.24)

LESS DISTRIBUTIONS:
Dividends (from net investment income)...           ---             ---            ---
Distributions (from realized gains)......         (1.40)          (0.36)           ---
Return of Capital                                 (0.01)            ---            ---
                                                 -------       ---------      --------
Total distributions......................         (1.41)          (0.36)           ---
                                                 -------         -------      --------
NET ASSET VALUE END OF PERIOD............       $  6.16          $10.07        $  9.89
                                                 =======          ======        ======
TOTAL RETURN (a).........................       (28.35)%           5.55%        (2.37)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).....         $4,230          $5,426         $4,507
Ratio of expenses to average net assets..          2.02%           2.02%          2.02%
Ratio of net investment income
   (loss) to average net assets..........        (0.97)%         (0.96)%        (0.89)%
Portfolio turnover rate..................            23%             54%            45%
------------------------------------------------------------------------------------------

(a)  Total  return  information  does  reflect  deduction  of any sales  charges imposed at the time of purchase for Class A shares or upon  redemption  for
     Class B, C and S shares.

(b)  Fund expenses were reduced by the Investment Manager during the period, and expense ratios absent such reimbursement would have been as follows:

--------------------------------------------------------------------------------------
                          CLASS     2001      2000       1999      1998       1997
--------------------------------------------------------------------------------------
Total Return Fund           A                  ---       2.3%      2.5%       2.4%
--------------------------------------------------------------------------------------
                            B                  ---       3.2%      3.4%       3.3%
--------------------------------------------------------------------------------------
                            C                  ---       3.2%       ---       ---
--------------------------------------------------------------------------------------
                            S       ---        ---       ---        ---       ---
--------------------------------------------------------------------------------------

(c)  Net investment income (loss) was computed using average shares  outstanding throughout the period.

(d)  Meridian   Investment   Management   Corporation   (Meridian)   became  the
     sub-advisor of Total Return Fund effective  August 1, 1997. Prior to August
     1, 1997  Security  Management  Company,  LLC (SMC) paid  Templeton/Franklin
     Investment  Services,  Inc. and Meridian for research  services provided to
     Total Return Fund.

(e)  Class "C" Shares  were  initially  offered  for sale on January  29,  1999.
     Percentage  amounts  for  the  period,   except  total  return,  have  been
     annualized.

(f)  Prior to May 15, 1999 SMC paid Meridian for sub-advisory  services provided to Total Return Fund. Effective May 15, 1999 the sub-advisory contract with
     Meridian was terminated and SMC continued to provide  advisory  services to the Total Return Fund.

                                   APPENDIX A

                         FORM OF PLAN OF REORGANIZATION

THIS PLAN OF  REORGANIZATION  (the "Plan") is adopted as of this 3rd day of May,
2002,  by  Security  Equity Fund (the  "Company")  with its  principal  place of business at One Security  Benefit  Place,  Topeka,  Kansas  66636,  on behalf of
Equity Series (the  "Acquiring  Fund"),  a separate  series of the Company,  and
Total  Return  Series (the  "Acquired  Fund"),  another  separate  series of the
Company.

This Plan is  intended  to be and is  adopted  as a plan of  reorganization  and liquidation  within  the  meaning  of Section  368(a)(1)  of the  United  States
Internal Revenue Code of 1986, as amended (the "Code").  The reorganization (the
"Reorganization")  will  consist  of the  transfer  of all of the  assets of the
Acquired  Fund to the  Acquiring  Fund in exchange  solely for Class A, B, and C voting shares ($0.25 par value per share) of the Acquiring Fund (the  "Acquiring
Fund Shares"),  the  assumption by the Acquiring Fund of all  liabilities of the
Acquired  Fund,  and  the  distribution  of the  Acquiring  Fund  Shares  to the shareholders  of the Acquired Fund in complete  liquidation of the Acquired Fund as provided herein,  all upon the terms and conditions  hereinafter set forth in this Plan.

WHEREAS,  the  Company  is an  open-end,  registered  investment  company of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS,  the Directors of the Company have  determined that the exchange of all of the assets of the Acquired Fund for Acquiring  Fund Shares and the assumption of all  liabilities  of the Acquired Fund by the  Acquiring  Fund is in the best interests of the Acquiring Fund and its  shareholders  and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Directors of the Company also have determined,  with respect to the
Acquired  Fund,  that the exchange of all of the assets of the Acquired Fund for
Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the  Acquiring  Fund is in the best  interests of the  Acquired  Fund and its shareholders and that the interests of the existing  shareolders of the Acquired
Fund would not be diluted as a result of this transaction;

NOW,  THEREFORE,  the Company,  on behalf of the Acquiring Fund and the Acquired
Fund separately, hereby approves the Plan on the following terms and conditions:

1.     TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE
       FOR THE  ACQUIRING  FUND SHARES,  THE  ASSUMPTION  OF ALL  ACQUIRED  FUND
       LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

       1.1    Subject to the  requisite  approvals  of the  shareholders  of the
              Acquired  Fund  and  Acquiring   Fund  and  the  other  terms  and
              conditions   herein   set   forth   and  on  the   basis   of  the
              representations and warranties  contained herein, the Company will transfer  all of the  Acquired  Fund's  assets,  as set  forth  in paragraph  1.2, to the  Acquiring  Fund,  and the  Acquiring  Fund
              agrees in exchange  therefor:  (i) to deliver to the Acquired Fund the number of full and fractional Class A, B, and C Acquiring Fund
              Shares determined by dividing the value of the Acquired Fund's net assets with  respect to each class,  computed in the manner and as of the time and date set forth in paragraph  2.1, by the net asset value of one Acquiring  Fund Share of the same class,  computed in the manner and as of the time and date set forth in paragraph 2.2;
              and (ii) to assume all  liabilities  of the  Acquired  Fund.  Such transactions  shall  take  place at the  closing  provided  for in paragraph 3.1 (the "Closing").

       1.2    The assets of the  Acquired  Fund to be acquired by the  Acquiring
              Fund shall consist of all assets and property,  including, without
              limitation,   all  cash,   securities,   commodities  and  futures
              interests and dividends or interests  receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset  on the  books  of the  Acquired  Fund on the  closing  date provided for in paragraph 3.1 (the "Closing Date").

       1.3    The  Acquired  Fund will  endeavor to  discharge  all of its known liabilities  and  obligations  prior  to  the  Closing  Date.  The
              Acquiring  Fund shall also  assume all of the  liabilities  of the
              Acquired Fund,  whether  accrued or contingent,  known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its
              shareholders  of  record  one  or  more  dividends   and/or  other
              distributions  that,  together  with all  previous  distributions, shall have the effect of distributing to its  shareholders (i) all of its  investment  company  taxable  income  and  all of its  net realized  capital gains,  if any, for the period from the close of its  last  taxable  year  to the  end of the  business  day on the
              Closing;  and (ii) any  undistributed  investment  company taxable income  and net  capital  gain from any  period to the  extent not otherwise distributed.

       1.4    Immediately after the transfer of assets provided for in paragraph
              1.1,  the Acquired  Fund will  distribute  to the Acquired  Fund's shareholders  of record with  respect to each class of its shares, determined  as of  immediately  after the close of business on the
              Closing Date (the  "Acquired  Fund  Shareholders"),  on a pro rata basis  within that class,  the  Acquiring  Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired  Fund on the books of the Acquiring
              Fund to open accounts on the share  records of the Acquiring  Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset  value of Class A, B, and C  Acquiring  Fund Shares to be so credited to Class A, B, and C Acquired  Fund  Shareholders  shall, with respect to each class,  be equal to the  aggregate  net asset value of the Acquired Fund shares of that same class owned by such shareholders  on the  Closing  Date.  All issued  and  outstanding shares of the Acquired Fund will simultaneously be canceled on the
              books  of  the  Acquired   Fund,   although   share   certificates
              representing interests in Class A, B, and C shares of the Acquired
              Fund will  represent a number of the same class of Acquiring  Fund
              Shares after the Closing Date,  as  determined in accordance  with
              Section  2.3.  The  Acquiring  Fund  shall not issue  certificates representing  the  Class  A, B, and C  Acquiring  Fund  Shares  in
              connection with such exchange.

       1.5    Ownership of  Acquiring  Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.  Shares of the Acquiring Fund will be issued in the manner  described  in the  Acquiring  Fund's then-current prospectus and statement of additional information.

       1.6    Any reporting  responsibility of the Acquired Fund including,  but not  limited  to,  the  responsibility  for  filing of  regulatory reports,  tax returns,  or other documents with the Securities and
              Exchange  Commission  (the  "Commission"),  any  state  securities commission, and any federal, state or local tax authorities or any other  relevant  regulatory  authority,  is and shall  remain  the responsibility of the Acquired Fund.

2.     VALUATION

       2.1    The value of the  Acquired  Fund's  assets to be  acquired  by the
              Acquiring  Fund  hereunder  shall  be the  value  of  such  assets computed as of immediately  after the close of business of the New
              York Stock Exchange and after the  declaration of any dividends on the Closing Date (such time and date being hereinafter  called the
              "Valuation Date"), using the valuation procedures set forth in the
              Company's Articles of Incorporation,  as amended (the "Articles of
              Incorporation"),  and the then-current  prospectus or statement of additional  information  with respect to the Acquiring  Fund,  and
              valuation  procedures   established  by  the  Company's  Board  of
              Directors.

       2.2    The net asset  value of a Class A, B, and C  Acquiring  Fund Share shall be the net asset value per share  computed  with  respect to that class as of  immediately  after the close of  business of the
              New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the  Company's  Articles  of  Incorporation  and the  then-current prospectus or statement of additional  information with respect to the Acquiring  Fund, and valuation  procedures  established by the
              Company's Board of Directors.

       2.3    The number of the Class A, B, and C  Acquiring  Fund  Shares to be
              issued (including  fractional  shares, if any) in exchange for the
              Acquired  Fund's assets shall be  determined  with respect to each such class by dividing the value of the net assets with respect to the Class A, B, and C shares of the Acquired Fund, as the case may be, determined using the same valuation  procedures referred to in paragraph  2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

       2.4    All  computations  of  value  shall  be  made  by   the  Acquiring
              Fund's designated record keeping agent.

3.     CLOSING AND CLOSING DATE

       3.1    The Closing Date shall be August 31,  2002,  or such other date as the parties may agree to in writing.  All acts taking place at the
              Closing  shall  be  deemed  to  take  place  simultaneously  as of immediately after the close of business on the Closing Date unless otherwise  agreed to by the parties.  The close of business on the
              Closing Date shall be as of 4:00 p.m.,  Eastern Time.  The Closing shall be held at the  offices of the Company or at such other time and/or  place as the Board of Directors or officers of the Company may designate.

       3.2    The Company  shall direct UMB Bank,  N.A.,  as  custodian  for the
              Acquired Fund (the  "Custodian"),  to deliver,  at the Closing,  a certificate of an authorized officer stating that (i) the Acquired
              Fund's portfolio securities, cash, and any other assets ("Assets")
              shall have been  delivered  in proper form to the  Acquiring  Fund within two business days prior to or on the Closing Date, and (ii)
              all necessary taxes in connection with the delivery of the Assets, including all applicable  federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The
              Acquired Fund's portfolio securities  represented by a certificate or other written  instrument shall be transferred and delivered by the  Acquired  Fund as of the Closing  Date for the account of the
              Acquiring  Fund duly  endorsed in proper form for transfer in such condition as to  constitute  good delivery  thereof.  The Acquired
              Fund shall direct the  Custodian to deliver  portfolio  securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended
              (the  "1940  Act")  as of  the  Closing  Date  by  book  entry  in accordance with the customary  practices of such  depositories and the custodian for Acquiring Fund.

       3.3    Security  Management  Company,  LLC,  as  transfer  agent  for the
              Acquired Fund (the "Transfer Agent"),  shall deliver, on behalf of the Acquired  Fund, at the Closing a certificate  of an authorized officer  stating that its records  contain the names and addresses of the Acquired Fund  Shareholders  and the number and  percentage ownership  of  outstanding  Class A, B, and C shares owned by each such shareholder immediately prior to the Closing.

       3.4    In the event  that on the  Valuation  Date (a) the New York  Stock
              Exchange  or  another   primary   trading   market  for  portfolio
              securities  of the  Acquiring  Fund or the Acquired  Fund shall be closed to trading or trading thereupon shall be restricted, or (b)
              trading or the  reporting of trading on such Exchange or elsewhere shall  be  disrupted  so that,  in the  judgment  of the  Board of
              Directors of the Company,  accurate  appraisal of the value of the net  assets  of  the  Acquiring  Fund  or  the  Acquired  Fund  is
              impracticable, the Closing Date shall be postponed until the first business  day after the day when  trading  shall  have been  fully resumed and reporting shall have been restored.

4.     REPRESENTATIONS AND WARRANTIES

       4.1    The  Company,  on  behalf  of  the  Acquired  Fund, represents and warrants to the Acquiring Fund as follows:

              (a)    The  Acquired  Fund is duly  organized  as a series  of the
                     Company,  which is a corporation duly organized and validly existing under the laws of the State of Kansas,  with power under the Company's Articles of Incorporation to own all of its  properties  and assets and to carry on its business as it is now being conducted;

              (b)    The Company is a registered  investment  company classified as a  management  company  of the  open-end  type,  and its registration  with the Commission as an investment  company under  the 1940 Act,  and the  registration  of its  shares under the  Securities Act of 1933, as amended ("1933 Act"), are in full force and effect;

              (c)    No consent, approval,  authorization, or order of any court or governmental  authority is required for the consummation by  the  Acquired  Fund  of the  transactions  contemplated herein,  except such as have been  obtained  under the 1933
                     Act, the  Securities  Exchange Act of 1934, as amended (the
                     "1934  Act") and the 1940 Act,  and such as may be required by state securities laws;

              (d)    The  current   prospectus   and   statement  of  additional
                     information  of the Acquired Fund and each  prospectus  and statement of  additional  information  of the Acquired Fund used  during the three  years  previous to the date of this
                     Plan  conforms or  conformed  at the time of its use in all material  respects to the  applicable  requirements  of the
                     1933 Act and the 1940 Act and the rules and  regulations of the  Commission  thereunder  and does not or did not at the time of its use include any untrue  statement of a material fact or omit to state  any  material  fact  required  to be stated therein or necessary to make the statements therein, in light of the  circumstances  under which they were made, not materially misleading;

              (e)    On the Closing  Date,  the Acquired Fund will have good and marketable  title  to  the  Acquired  Fund's  assets  to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full  right,  power,  and  authority  to sell,  assign, transfer  and  deliver  such assets  hereunder  free of any liens or other encumbrances,  and upon delivery and payment for such assets,  the Acquiring  Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act,  other than as  disclosed  to the
                     Acquiring Fund;

              (f)    The  Acquired  Fund  is  not  engaged  currently,  and  the execution,  delivery and  performance of this Plan will not result,  in  (i) a  material  violation  of  the  Company's
                     Articles of  Incorporation  or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to  which  the  Acquired  Fund is a party or by which it is bound, or (ii) the  acceleration of any obligation,  or the imposition of any penalty, under any agreement,  indenture, instrument,  contract,  lease,  judgment or decree to which the Acquired Fund is a party or by which it is bound;

              (g)    The  Acquired  Fund  has no  material  contracts  or  other commitments  (other than this Plan) that will be terminated with liability to it prior to the Closing Date;

              (h)    Except as otherwise disclosed in writing to and accepted by
                     the  Acquiring   Fund,  no  litigation  or   administrative
                     proceeding  or  investigation  of or  before  any  court or
                     governmental   body  is   presently   pending  or,  to  its
                     knowledge,  threatened  against the Acquired Fund or any of its  properties  or assets that,  if adversely  determined,
                     would   materially  and  adversely   affect  its  financial
                     condition or the conduct of its business. The Acquired Fund knows of no  facts  which  might  form  the  basis  for the institution  of such  proceedings  and is not a party to or subject to the provisions of any order,  decree or judgment of any court or  governmental  body  which  materially  and adversely affects its business or its ability to consummate the transactions herein contemplated;

              (i)    The financial statements of the Acquired Fund as of and for the year  ended  September  30,  2001 have been  audited by
                     Ernst  &  Young,   LLP,   independent   accountants.   Such
                     statements  are in accordance  with  accounting  principles
                     generally   accepted   in  the   United   States   ("GAAP")
                     consistently  applied, and such statements (copies of which have been furnished to the Acquiring  Fund) present fairly, in all material  respects,  the financial  condition of the
                     Acquired Fund as of such date in accordance  with GAAP, and there are no known  contingent  liabilities of the Acquired
                     Fund  required to be reflected  on the balance  sheet or in the notes thereto;

              (j)    Since  September 30, 2001,  there has not been any material adverse change in the Acquired Fund's financial  condition,
                     assets,   liabilities  or  business,   other  than  changes
                     occurring  in  the  ordinary  course  of  business,  or any incurrence  by the Acquired Fund of  indebtedness  maturing more  than one year  from the date  such  indebtedness  was incurred,  except as otherwise disclosed to and accepted by the Acquiring  Fund. For the purposes of this  subparagraph
                     (j), a decline in net asset value per share of the Acquired
                     Fund due to declines in market  values of securities in the
                     Acquired Fund's  portfolio,  the discharge of Acquired Fund liabilities,  or the  redemption of Acquired Fund shares by shareholders  of the Acquired  Fund shall not  constitute a material adverse change;

              (k)    On the Closing Date,  all Federal and other tax returns and reports of the Acquired  Fund  required by law to have been filed by such date  (including any  extensions)  shall have been  filed  and  are or will be  correct  in all  material respects,  and all  Federal and other taxes shown as due or required  to be shown as due on said  returns  and  reports shall have been paid or provision  shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge,  no such return is currently  under audit and no assessment has been asserted with respect to such returns;

              (l)    For  each  taxable  year of its  operation  (including  the taxable year ending on the Closing Date), the Acquired Fund has met the  requirements  of  Subchapter M of the Code for qualification  as a  regulated  investment  company and has elected to be treated as such, has been eligible to and has computed  its Federal  income tax under  Section 852 of the
                     Code,  and  will  have  distributed  all of its  investment company  taxable income and net capital gain (as defined in the Code) that has accrued  through the Closing  Date,  and before  the  Closing  Date  will  have  declared  dividends sufficient  to  distribute  all of its  investment  company taxable  income and net capital gain for the period  ending on the Closing Date;

              (m)    All issued and outstanding shares of the Acquired Fund are, and on the Closing  Date will be,  duly and validly  issued and  outstanding,  fully  paid  and  non-assessable  by the
                     Company  and have been  offered and sold in every state and the  District  of Columbia in  compliance  in all  material respects with applicable  registration  requirements of the
                     1933 Act and state  securities  laws. All of the issued and outstanding  shares of the Acquired  Fund will, at the time of  Closing,  be held by the persons and in the amounts set forth in the records of the  Transfer  Agent,  on behalf of the  Acquired  Fund,  as provided  in  paragraph  3.3.  The
                     Acquired  Fund  does  not  have  outstanding  any  options, warrants or other rights to  subscribe  for or purchase any
                     of  the  shares  of  the  Acquired   Fund,   nor  is  there
                     outstanding  any  security  convertible  into  any  of  the
                     Acquired Fund shares;

              (n)    The  adoption and  performance  of this Plan will have been duly authorized  prior to the Closing Date by all necessary action,  if  any,  on  the  part  of the  Directors  of the
                     Company,  and,  subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding  obligation of the Acquired  Fund,  enforceable  in accordance with its terms,  subject, as to enforcement,  to
                     bankruptcy,  insolvency,  reorganization,   moratorium  and
                     other laws relating to or affecting  creditors'  rights and to general equity principles;

              (o)    The  information  to be furnished by the Acquired  Fund for use in registration  statements,  proxy materials and other documents  filed or to be filed with any federal,  state or
                     local   regulatory   authority   (including   the  National
                     Association  of  Securities  Dealers,  Inc.),  which may be necessary in connection with the transactions  contemplated hereby,  shall be accurate  and  complete  in all  material respects  and shall comply in all  material  respects  with
                     Federal   securities   and  other   laws  and   regulations
                     thereunder applicable thereto.

       4.2    The  Company,  on  behalf  of  the  Acquiring Fund, represents and warrants to the Acquired Fund as follows:

              (a)    The  Acquiring  Fund is duly  organized  as a series of the
                     Company,  which is a corporation duly organized and validly existing under the laws of the State of Kansas,  with power under the Company's Articles of Incorporation to own all of its  properties  and assets and to carry on its business as it is now being conducted;

              (b)    The Company is a registered  investment  company classified as a  management  company  of the  open-end  type,  and its registration  with the Commission as an investment  company under the 1940 Act and the registration of its shares under the 1933 Act,  including the shares of the Acquiring  Fund, are in full force and effect;

              (c)    No consent, approval,  authorization, or order of any court or governmental  authority is required for the consummation by the  Acquiring  Fund  of the  transactions  contemplated herein,  except such as have been  obtained  under the 1933
                     Act,  the  1934  Act and the  1940  Act and  such as may be required by state securities laws;

              (d)    The  current   prospectus   and   statement  of  additional
                     information of the Acquiring  Fund and each  prospectus and statement of additional  information  of the Acquiring Fund used  during the three  years  previous to the date of this
                     Plan  conforms or  conformed  at the time of its use in all material  respects to the  applicable  requirements  of the
                     1933 Act and the 1940 Act and the rules and  regulations of the  Commission  thereunder  and does not or did not at the time of its use include any untrue  statement of a material fact or omit to state  any  material  fact  required  to be stated therein or necessary to make the statements therein, in light of the  circumstances  under which they were made, not materially misleading;

              (e)    On the Closing Date,  the Acquiring Fund will have good and marketable  title to the Acquiring  Fund's assets,  free of any  liens of other  encumbrances,  except  those  liens or encumbrances  as to which the  Acquired  Fund has  received notice  and  necessary  documentation  at or  prior  to the
                     Closing;

              (f)    The  Acquiring  Fund  is not  engaged  currently,  and  the execution,  delivery and  performance of this Plan will not result,  in  (i) a  material  violation  of  the  Company's
                     Articles of  Incorporation  or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which  the  Acquiring  Fund is a party or by which it is bound, or (ii) the  acceleration of any obligation,  or the imposition of any penalty, under any agreement,  indenture, instrument,  contract,  lease,  judgment or decree to which the Acquiring Fund is a party or by which it is bound;

              (g)    Except as otherwise disclosed in writing to and accepted by
                     the  Acquired   Fund,  no   litigation  or   administrative
                     proceeding  or  investigation  of or  before  any  court or
                     governmental   body  is   presently   pending  or,  to  its
                     knowledge,  threatened against the Acquiring Fund or any of its  properties  or assets that,  if adversely  determined,
                     would   materially  and  adversely   affect  its  financial
                     condition  or the conduct of its  business.  The  Acquiring
                     Fund knows of no facts  which  might form the basis for the institution  of such  proceedings  and is not a party to or subject to the provisions of any order,  decree or judgment of any court or  governmental  body  which  materially  and adversely affects its business or its ability to consummate the transactions herein contemplated;

              (h)    The financial  statements  of the Acquiring  Fund as of and for the year ended  September 30, 2001 have been audited by
                     Ernst & Young LLP, independent accountants. Such statements are in accordance with GAAP consistently  applied, and such statements  (copies  of which  have been  furnished  to the
                     Acquired Fund) present  fairly,  in all material  respects, the financial  condition of the  Acquiring  Fund as of such date in  accordance  with  GAAP,  and  there  are no  known contingent liabilities of the Acquiring Fund required to be reflected on the balance sheet or in the notes thereto;

              (i)    Since  September 30, 2001,  there has not been any material adverse change in the Acquiring Fund's financial condition,
                     assets,   liabilities  or  business,   other  than  changes
                     occurring  in  the  ordinary  course  of  business,  or any incurrence by the Acquiring Fund of  indebtedness  maturing more  than one year  from the date  such  indebtedness  was incurred,  except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring  Fund due to  declines  in  market  values of  securities  in the
                     Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities,  or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund,  shall not constitute a material adverse change;

              (j)    On the Closing Date,  all Federal and other tax returns and reports of the Acquiring  Fund required by law to have been filed by such date  (including any  extensions)  shall have been  filed  and  are or will be  correct  in all  material respects,  and all  Federal and other taxes shown as due or required  to be shown as due on said  returns  and  reports shall have been paid or provision  shall have been made for the  payment  thereof,  and to the  best  of the  Acquiring
                     Fund's  knowledge no such return is  currently  under audit and no  assessment  has been  asserted with respect to such returns;

              (k)    For each taxable year of its operation,  the Acquiring Fund has met the  requirements  of  Subchapter M of the Code for qualification  as a  regulated  investment  company and has elected to be treated as such, has been eligible to and has computed  its Federal  income tax under  Section 852 of the
                     Code, has distributed all of its investment company taxable income and net  capital  gain (as  defined in the Code) for periods  ending prior to the Closing  Date,  and will do so for the taxable year including the Closing Date;

              (l)    All issued and  outstanding  Acquiring Fund Shares are, and on the Closing  Date will be,  duly and validly  issued and outstanding,  fully paid and  non-assessable by the Company and have  been  offered  and sold in  every  state  and the
                     District of Columbia in compliance in all material respects with applicable  registration  requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding  any  options,  warrants  or  other  rights  to subscribe for or purchase any Acquiring Fund Shares, nor is
                     there   outstanding  any  security   convertible  into  any
                     Acquiring Fund Shares;

              (m)    The  adoption and  performance  of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company on  behalf  of  the  Acquiring  Fund  and  this  Plan  will constitute a valid and binding  obligation of the Acquiring
                     Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency,  reorganization,
                     moratorium   and  other  laws   relating  to  or  affecting
                     creditors' rights and to general equity principles;

              (n)    The Class A, B, and C  Acquiring  Fund  Shares to be issued and delivered to the Acquired  Fund, for the account of the
                     Acquired Fund  Shareholders,  pursuant to the terms of this
                     Plan,  will on the Closing  Date have been duly  authorized and, when so issued and delivered, will be duly and validly issued  Acquiring  Fund Shares,  and will be fully paid and non-assessable by the Company;

              (o)    The  information  to be furnished by the Acquiring Fund for use in the  registration  statements,  proxy  materials and other  documents  that may be necessary in connection  with the transactions  contemplated hereby shall be accurate and complete in all  material  respects and shall comply in all material  respects with Federal  securities  and other laws and regulations applicable thereto; and

              (p)    That  insofar as it  relates  to  Company or the  Acquiring
                     Fund, the Registration  Statement relating to the Acquiring
                     Fund Shares issuable hereunder,  and the proxy materials of the  Acquired  Fund  to be  included  in  the  Registration
                     Statement,   and  any   amendment  or   supplement  to  the
                     foregoing,   will,   from   the   effective   date  of  the
                     Registration  Statement  through the date of the meeting of shareholders of the Acquired Fund contemplated  therein (i)
                     not contain any untrue statement of a material fact or omit to state a material fact  required to be stated  therein or necessary to make the statements  therein,  in light of the circumstances  under which such  statements  were made, not
                     materially   misleading   provided,   however,   that   the
                     representations  and  warranties in this  subparagraph  (p)
                     shall  not apply to  statements  in or  omissions  from the
                     Registration   Statement  made  in  reliance  upon  and  in
                     conformity  with  information  that  was  furnished  by the
                     Acquired  Fund  for use  therein,  and (ii)  comply  in all material  respects with the provisions of the 1933 Act, the
                     1934  Act and the 1940 Act and the  rules  and  regulations thereunder.

5.     COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

       5.1    The  Acquiring  Fund and the  Acquired  Fund each will operate its business in the  ordinary  course  between the date hereof and the
              Closing Date,  it being  understood  that such ordinary  course of business  will  include the  declaration  and payment of customary dividends and  distributions,  and any other distribution that may be advisable.

       5.2    To the extent  required by applicable law, the Company will call a meeting of the  shareholders  of the Acquired Fund to consider and act upon  this  Plan and to take all  other  action  necessary  to obtain approval of the transactions contemplated herein.

       5.3    The Acquired Fund  covenants  that the Class A, B, and C Acquiring
              Fund Shares to be issued  hereunder are not being acquired for the
              purpose  of  making  any  distribution  thereof,   other  than  in
              accordance with the terms of this Plan.

       5.4    The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably  requests  concerning the beneficial ownership of the Acquired Fund shares.

       5.5    Subject to the provisions of this Plan, the Acquiring Fund and the
              Acquired  Fund will each take,  or cause to be taken,  all action, and do or cause  to be  done,  all  things  reasonably  necessary,
              proper  or  advisable  to  consummate   and  make   effective  the
              transactions contemplated by this Plan.

       5.6    As  soon as is  reasonably  practicable  after  the  Closing,  the
              Acquired  Fund  will  make  a  liquidating   distribution  to  its
              shareholders  consisting  of the Class A, B, and C Acquiring  Fund
              Shares received at the Closing.

       5.7    The  Acquiring  Fund  and the  Acquired  Fund  shall  each use its reasonable  best efforts to fulfill or obtain the  fulfillment  of the conditions  precedent to effect the transactions  contemplated by this Plan as promptly as practicable.

       5.8    The Acquired Fund  covenants  that it will,  from time to time, as and when reasonably  requested by the Acquiring Fund,  execute and deliver or cause to be executed and delivered all such assignments and other  instruments,  and will  take or cause to be taken  such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring  Fund's title to and  possession  of all the assets and otherwise to carry out the intent and purpose of this Plan.

       5.9    The Acquiring Fund will use all  reasonable  efforts to obtain the approvals  and  authorizations  required by the 1933 Act, the 1940
              Act and such of the state  blue sky or  securities  laws as may be necessary  in order to continue its  operations  after the Closing
              Date.

6.     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

       The  obligations  of the Acquired  Fund to  consummate  the  transactions provided for herein shall be subject, at the Acquired Fund's election, to the  performance  by the  Acquiring  Fund  of all the  obligations  to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

       6.1    All  representations  and warranties of the Acquiring Fund and the
              Company  contained  in this Plan shall be true and  correct in all material respects as of the date hereof and, except as they may be affected by the transactions  contemplated by this Plan, as of the
              Closing Date,  with the same force and effect as if made on and as of the Closing Date;

       6.2    The Company and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this
              Plan to be  performed  or  complied  with by the  Company  and the
              Acquiring Fund on or before the Closing Date; and

       6.3    The Acquired Fund and the Acquiring  Fund shall have agreed on the number of full and fractional  Acquiring Fund Shares of each Class to be issued in  connection  with the  Reorganization  after  such number has been calculated in accordance with paragraph 1.1.

7.     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

       The  obligations  of the  Acquiring  Fund to  complete  the  transactions provided for herein shall be subject,  at the Acquiring  Fund's election, to the  performance by the Acquired Fund of all of the  obligations to be performed  by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

       7.1    All representations and warranties of the Company and the Acquired
              Fund  contained  in this  Plan  shall be true and  correct  in all material respects as of the date hereof and, except as they may be affected by the transactions  contemplated by this Plan, as of the
              Closing Date,  with the same force and effect as if made on and as of the Closing Date;

       7.2    The Company and the Acquired Fund shall have  performed all of the covenants and complied with all of the provisions required by this
              Plan  to be  performed  or  complied  with by the  Company  or the
              Acquired Fund on or before the Closing Date;

       7.3    The Acquired Fund and the Acquiring  Fund shall have agreed on the number of full and fractional  Acquiring Fund Shares of each Class to be issued in  connection  with the  Reorganization  after  such number has been calculated in accordance with paragraph 1.1;

       7.4    The Acquired Fund shall have declared and paid a  distribution  or distributions  prior  to  the  Closing  that,  together  with  all previous  distributions,  shall have the effect of distributing to its shareholders (i) all of its investment  company taxable income and all of its net realized  capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m.  Eastern Time on the  Closing;  and (ii) any  undistributed  investment  company taxable  income and net realized  capital gains from any period to the extent not otherwise already distributed.

8.     FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE
       ACQUIRED FUND

       If any of the  conditions  set forth  below do not exist on or before the
       Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other  party to this  Plan  shall,  at its  option,  not be  required  to consummate the transactions contemplated by this Plan:

       8.1    The Plan and the transactions  contemplated herein shall have been approved  by the  requisite  vote,  if any,  of the holders of the outstanding  shares of the Acquired  Fund in  accordance  with the provisions of the Company's  Articles of  Incorporation,  By-Laws,
              applicable  Kansas law and the 1940 Act, and  certified  copies of the resolutions evidencing such approval shall have been delivered to the  Acquiring  Fund.  Notwithstanding  anything  herein to the contrary,  neither the  Acquiring  Fund nor the Acquired  Fund may waive the conditions set forth in this paragraph 8.1;

       8.2    On the Closing Date, no action,  suit or other proceeding shall be pending  or,  to its  knowledge,  threatened  before  any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

       8.3    All consents of other parties and all other  consents,  orders and permits of Federal,  state and local regulatory authorities deemed necessary by the  Acquiring  Fund or the  Acquired  Fund to permit consummation,  in  all  material  respects,  of  the  transactions contemplated hereby shall have been obtained, except where failure to obtain any such  consent,  order or permit  would not involve a risk of a material  adverse  effect on the assets or properties of the  Acquiring  Fund or the Acquired  Fund,  provided  that either party hereto may for itself waive any of such conditions;

       8.4    The  Registration  Statement shall have become effective under the
              1933 Act and no stop orders suspending the  effectiveness  thereof shall have been issued and, to the best  knowledge  of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending,  threatened or  contemplated  under the 1933 Act; and

       8.5    Dechert  shall  deliver  an  opinion   addressed  to  the  Company
              substantially  to the  effect  that,  based  upon  certain  facts, assumptions, and representations,  the transaction contemplated by this Plan shall constitute a tax-free  reorganization  for Federal income tax purposes,  unless, based on the circumstances  existing
              at  the  time  of  the  Closing,   Dechert   determines  that  the
              transaction  contemplated  by this Plan does not  qualify as such.
              The  delivery  of such  opinion  is  conditioned  upon  receipt by
              Dechert  of  representations  it  shall  request  of the  Company.
              Notwithstanding  anything herein to the contrary,  the Company may not waive the condition set forth in this paragraph 8.5.

9.     BROKERAGE FEES AND EXPENSES

       9.1    The Acquiring Fund represents and warrants to the other that there are no brokers or finders  entitled  to receive  any  payments  in connection with the transactions provided for herein.

       9.2    The expenses relating to the proposed  Reorganization will be paid by the Acquired  Fund and the  Acquiring  Fund pro rata based upon the  relative  net assets of the Funds as of the close of business on  the  record  date  for  determining  the  shareholders  of the
              Acquired Fund entitled to vote on the Reorganization. The costs of the  Reorganization  shall  include,  but not be limited to, costs associated  with  obtaining any necessary  order of exemption from the 1940 Act, preparation of the Registration Statement,  printing and distributing the Acquiring Fund's  prospectus and the Acquired
              Fund's proxy materials,  legal fees,  accounting fees,  securities registration  fees,  and  expenses  of holding  the  shareholders'
              meeting.  Notwithstanding  any of the foregoing,  expenses will in any event be paid by the party directly incurring such expenses if and to the  extent  that the  payment  by the other  party of such expenses would result in the  disqualification  of such party as a
              "regulated  investment  company" within the meaning of Section 851 of the Code.

10.    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

       The  representations,  warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions  contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.    TERMINATION

       This Plan and the transactions  contemplated hereby may be terminated and abandoned by resolution  of the Board of Directors,  at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

12.    AMENDMENTS

       This Plan may be amended,  modified or supplemented in such manner as may be set  forth in  writing  by the  authorized  officers  of the  Company;
       provided,  however, that following any meeting of the shareholders called by the  Acquired  Fund  pursuant to paragraph  5.2 of this Plan,  no such amendment may have the effect of changing the provisions for  determining the number of the Class A, B, or C Acquiring  Fund Shares to be issued to the Acquired Fund  Shareholders  under this Plan to the detriment of such shareholders without their further approval.

13.    HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

       13.1   The Article and paragraph  headings contained in this Plan are for reference  purposes  only  and  shall  not  affect  in any way the meaning or interpretation of this Plan.

       13.2   This Plan shall be governed by and  construed in  accordance  with the laws of the State of Kansas  without  regard to its principles of conflicts of laws.

       13.3   This Plan  shall  bind and  inure to the  benefit  of the  parties hereto  and  their  respective  successors  and  assigns,  but  no assignment  or  transfer  hereof or of any  rights or  obligations hereunder  shall be made by any party without the written  consent of the  other  party.  Nothing  herein  expressed  or  implied  is intended or shall be  construed to confer upon or give any person, firm or  corporation,  other  than the  parties  hereto  and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

       13.4   It is  expressly  agreed  that  the  obligations  of  the  parties hereunder  shall  not  be  binding  upon  any  of  the  Directors, shareholders,  nominees,  officers,  agents,  or  employees of the
              Company  personally,  but shall bind only  property of such party.
              The execution and delivery by such officers shall not be deemed to have  been  made  by any of them  individually  or to  impose  any liability  on any of them  personally,  but  shall  bind  only the property of each party.

IN WITNESS  WHEREOF,  the Board of Directors of the Company has caused this Plan to be approved on behalf of the Acquiring Fund and the Acquired Fund.

                                        SECURITY EQUITY FUND

                                        By:
                                           -------------------------------------
                                        Name:
                                        Title:

                                   APPENDIX B

The  following is a list of the current  funds in the  Security  Group of Mutual
Funds and the classes of shares that are currently offered by each fund:

--------------------------------------------- -------------------
FUND                                           CLASSES OFFERED
--------------------------------------------- -------------------
Security Equity Fund                             A, B, and C
--------------------------------------------- -------------------
Security Global Fund                             A, B, and C
--------------------------------------------- -------------------
Security International Fund                      A, B, and C
--------------------------------------------- -------------------
Security Mid Cap Value Fund                      A, B, and C
--------------------------------------------- -------------------
Security Small Cap Growth Fund                   A, B, and C
--------------------------------------------- -------------------
Security Enhanced Index Fund                     A, B, and C
--------------------------------------------- -------------------
Security Select 25 Fund                          A, B, and C
--------------------------------------------- -------------------
Security Social Awareness Fund                   A, B, and C
--------------------------------------------- -------------------
Security Technology Fund                         A, B, and C
--------------------------------------------- -------------------
Security Ultra Fund                              A, B, and C
--------------------------------------------- -------------------
Security Growth and Income Fund                  A, B, and C
--------------------------------------------- -------------------
Security Diversified Income Fund                 A, B, and C
--------------------------------------------- -------------------
Security Municipal Bond Fund                     A, B, and C
--------------------------------------------- -------------------
Security High Yield Fund                         A, B, and C
--------------------------------------------- -------------------
Security Cash Fund                                    A
--------------------------------------------- -------------------
Security Capital Preservation Fund               A, B, and C
--------------------------------------------- -------------------

                                   APPENDIX C

As of June 24, 2002, the following persons owned beneficially or of record 5% or more of the outstanding shares of the Equity Fund:

------------------------------- ------- ---------------------- -------------------------
                                           % OF EQUITY FUND         % OF EQUITY FUND
    NAME AND ADDRESS             CLASS   BEFORE REORGANIZATION    AFTER REORGANIZATION
------------------------------- ------- ---------------------- -------------------------

------------------------------- ------- ---------------------- -------------------------

------------------------------- ------- ---------------------- -------------------------

-------------------------------------- ------- ------------------------ ----------------

As of June 24, 2002, the following persons owned beneficially or of record 5% or more of the outstanding shares of the Total Return Fund:

------------------------------- ------- ---------------------- -------------------------
                                           % OF RETURN FUND         % OF RETURN FUND
    NAME AND ADDRESS             CLASS   BEFORE REORGANIZATION    AFTER REORGANIZATION
------------------------------- ------- ---------------------- -------------------------

------------------------------- ------- ---------------------- -------------------------

------------------------------- ------- ---------------------- -------------------------

-------------------------------------- ------- ------------------------ ----------------

                    SECURITY EQUITY FUND, TOTAL RETURN SERIES

         PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 20, 2002
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned  hereby  appoint(s)  James R. Schmank,  Donald Chubb and John D.
Cleland or any one or more of them, proxies, with full power of substitution, to vote all shares of the Security  Equity Fund,  Total Return  Series (the "Fund")
which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at One Security Benefit Place,
Topeka,  Kansas 66636,  on August 20, 2002 at 9:30 a.m.,  local time, and at any adjournment thereof.

This proxy will be voted as instructed.  If no  specification is made, the proxy will be voted "FOR" the proposals.

Please  vote,  date and sign this proxy and return it promptly  in the  enclosed envelope.

Please indicate your vote by an "x" in the appropriate box below.

PROXY VOTING INSTRUCTIONS

THE SECURITY  BENEFIT GROUP OF COMPANIES  ENCOURAGES  ALL  SHAREHOLDERS  TO VOTE
THEIR PROXIES. WE NOW PROVIDE THREE CONVENIENT METHODS OF VOTING:

1.   PROXY CARD:  COMPLETE, SIGN, DATE AND RETURN THE PROXY CARD ATTACHED BELOW
                  IN THE ENCLOSED POSTAGE-PAID ENVELOPE;
--------------------------------------------------------------------------------

2.   TELEPHONE:  CALL TOLL-FREE ON A TOUCH-TONE PHONE 1-800-690-6903, 7 DAYS A
                 WEEK, 24 HOURS A DAY; OR
--------------------------------------------------------------------------------

3.   INTERNET:  LOG ON TO THE WEB SITE www.proxyvote.com.
--------------------------------------------------------------------------------

IF YOU CHOOSE TO VOTE BY TELEPHONE OR INTERNET,  YOU WILL BE GIVEN  INSTRUCTIONS
AND ASKED TO ENTER THE  TWELVE-DIGIT  CONTROL  NUMBER LOCATED ON THE PROXY CARD.
CHOOSING EITHER OF THESE OPTIONS ELIMINATES THE NEED TO RETURN YOUR PROXY CARD.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL:

1.   To approve a Plan of Reorganization providing for the acquisition of all of the assets and  liabilities  of the Total Return Fund by the Equity Fund of
     Security  Equity  Fund solely in  exchange  for shares of the Equity  Fund, followed by the complete liquidation of the Total Return Fund.

            For __            Against __              Abstain __

This  proxy must be signed  exactly as your  name(s)  appears  hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.

-----------------------------------        ------------------------------------
Signature                                  Date

-----------------------------------        ------------------------------------
Signature (if held jointly)                Date

                                     PART B
                              SECURITY EQUITY FUND

--------------------------------------------------------------------------------

                       Statement of Additional Information
                                ___________, 2002

--------------------------------------------------------------------------------

Acquisition of the Assets and Liabilities of   By and in Exchange for Shares of
Total Return Series ("Total Return Fund") of   Equity Series ("Equity Fund") of
Security Equity Fund                           Security Equity Fund
One Security Benefit Place                     One Security Benefit Place
Topeka, Kansas 66636                           Topeka, Kansas 66636

This  Statement of Additional  Information is available to the  Shareholders  of
Total Return Fund in connection with a proposed  transaction  whereby all of the assets and  liabilities  of Total Return Fund will be transferred to Equity Fund in exchange for shares of Equity Fund.

This  Statement of  Additional  Information  of the Equity Fund consists of this cover page and the following  documents,  each of which was filed electronically with the Securities and Exchange  Commission  and is  incorporated  by reference herein:

1.   The  Statement of Additional  Information  for Equity Fund and Total Return
     Fund dated February 1, 2002, as supplemented May 1, 2002.

2.   The Financial  Statements of Equity Fund and Total Return Fund are included in the  Funds'  Annual  Report  filed  on Form  N-30D  for the  year  ended
     September 30, 2001, Registration No. 2-19458 (filed December 7, 2001).

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy
Statement dated ________,  2002 relating to the  reorganization  of Total Return
Fund may be obtained,  without charge, by writing to Security  Management at One
Security  Benefit Place,  Topeka,  Kansas 66636 or calling (800) 888-2461.  This
Statement  of  Additional  Information  should be read in  conjunction  with the
Prospectus/Proxy Statement.

Pro forma financial  statements of the Funds are not presented as the net assets of Total  Return  Fund are less than 10 percent of the net assets of Equity Fund and will represent less than 10 percent of the net assets of the combined Fund.

                                     PART C

                                OTHER INFORMATION

ITEM 15.      INDEMNIFICATION

A policy of insurance covering Security Management  Company,  LLC, its affiliate
Security  Distributors,  Inc.,  and all of the registered  investment  companies advised by Security Management Company,  LLC insures the Registrant's  directors and officers  against  liability  arising by reason of an alleged breach of duty caused by any negligent act, error or accidental  omission in the scope of their duties.

Article Tenth of Registrant's Articles of Incorporation  provides in provides in relevant part as follows:

"(5) Each  director and officer (and his heirs,  executors  and  administrators)
shall be indemnified by the Corporation  against  reasonable  costs and expenses incurred by him in connection with any action, suit or proceeding to which he is made a party by reason of his being or having  been a Director or officer of the
Corporation,  except in relation to any action,  suit or  proceeding in which he has been  adjudged  liable  because of  willful  misfeasance,  bad faith,  gross negligence  or reckless  disregard of the duties  involved in the conduct of his office. In the absence of an adjudication  which expressly absolves the Director or officer of  liability  to the  Corporation  or its  stockholders  for willful misfeasance,  bad faith,  gross  negligence or reckless  disregard of the duties involved  in the conduct of his office,  or in the event of a  settlement,  each
Director  and officer (and his heirs,  executors  and  administrators)  shall be indemnified by the Corporation against payment made,  including reasonable costs and expenses,  provided that such indemnity shall be conditioned  upon a written opinion of independent  counsel that the Director or officer has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties  involved  in the conduct of his office.  The  indemnity  provided herein shall, in the event of settlement of any such action, suit or proceeding, not  exceed the costs and  expenses  (including  attorneys'  fees)  which  would reasonably  have been  incurred  if such  action,  suit or  proceeding  had been litigated to a final conclusion. Such a determination by independent counsel and the payment of amounts by the Corporation on the basis thereof shall not prevent a  stockholder  from  challenging  such  indemnification  by  appropriate  legal proceeding  on the grounds  that the officer or Director  was liable  because of willful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties  involved  in the  conduct  of  his  office.  The  foregoing  rights  and indemnification shall not be exclusive of any other rights to which the officers and Directors may be entitled according to law."

Article Sixteenth of Registrant's Articles of Incorporation, as amended December
10, 1987, provides as follows:

"A  director  shall  not  be  personally  liable  to the  corporation  or to its stockholders  for monetary  damages for breach of fiduciary  duty as a director, provided  that this  sentence  shall not  eliminate nor limit the liability of a director:

A.   for any breach of his or her duty of loyalty to the  corporation  or to its stockholders;
B.   for  acts or  omissions  not in good  faith or  which  involve  intentional misconduct or a knowing violation of law;
C.   for an unlawful dividend, stock purchase or redemption under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or
D.   for any transaction  from which the director  derived an improper  personal benefit."

Item  Thirty of  Registrant's  Bylaws,  dated  February  3, 1995,  provides,  in relevant part, as follows:

"Each person who is or was a Director or officer of the Corporation or is or was serving at the  request of the  Corporation  as a Director or officer of another corporation (including the heirs,  executors,  administrators and estate of such person) shall be indemnified  by the  Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and is hereafter  amended,  against any liability,  judgment,  fine,  amount paid in settlement,  cost and expense (including attorneys' fees) asserted or threatened against and  incurred  by such  person in his/her  capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation. The indemnification  provided by this bylaw  provision shall not be exclusive of any other rights to which those  indemnified  may be entitled  under the Articles of
Incorporation,   under  any  other  bylaw  or  under  any  agreement,   vote  of
stockholders or disinterested directors or otherwise, and shall not limit in any way any right  which  the  Corporation  may have to make  different  or  further indemnification  with  respect  to the same or  different  persons or classes of persons.

No person shall be liable to the Corporation for any loss, damage,  liability or expense  suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other  corporation which (s)he  serves as a Director or officer at the request of the  Corporation, if such  person  (a)  exercised  the same  degree of care and skill as a prudent person would have exercised  under the  circumstances  in the conduct of his/her own affairs,  or (b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for such other corporation, or upon statement made or information furnished by Directors, officers, employees or agents of the
Corporation, or of such other corporation, which (s)he had no reasonable grounds to disbelieve.

In the event any  provision  of this  section  30 shall be in  violation  of the
Investment  Company  Act of 1940,  as amended,  or of the rules and  regulations promulgated  thereunder,  such  provisions  shall be void to the  extent of such violations."

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be permitted to  directors,  officers  and  controlling  persons of the
Registrant pursuant to the foregoing  provisions,  or otherwise,  the Registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the Registrant of expenses incurred or paid by a director,  officer or  controlling  person of the Registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.      EXHIBITS

  (1)  Articles of Incorporation(a)
  (2)  Bylaws(b)
  (3)  Not Applicable
  (4)  See Appendix A - Form of Plan of Reorganization(c)
  (5)  Certificate of Designation of Series and Classes of Common Stock(a)
  (6)  Investment Management and Services Agreement
  (7)  (a)    Distribution Agreement
       (b)    Class B Distribution Agreement(d)
       (c)    Class C Distribution Agreement(d)
       (d)    Underwriter-Dealer Agreement(a)
  (8)  Not Applicable
  (9)  Form of Custodian Agreement(f)
 (10)  (a)    Class A Distribution Plan
       (b)    Class B Distribution Plan(e)
       (c)    Class C Distribution Plan(e)
       (d)    Brokerage Enhancement Plan(d)
       (e)    Form of Shareholder Service Agreement(f)
       (f)    Security Funds Multiple Class Plan
 (11)  Opinion of Counsel
 (12)  Opinion and Consent of Counsel supporting tax matters and consequences
       (to be filed by amendment)
 (13)  Not applicable.
 (14)  Consent of Independent Auditors
 (15)  Not Applicable
 (16)  Not Applicable
 (17)  Not Applicable

(a)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 90 to Registration  Statement
       No. 2-19458 on Form N-1A as filed on November 20, 2000.

(b)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 86 to Registration  Statement
       No. 2-19458 on Form N-1A as filed on November 29, 1999.

(c)    See Appendix A to the prospectus.

(d)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 89 to Registration  Statement
       No. 2-19458 on Form N-1A as filed on May 1, 2000.

(e)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 92 to Registration  Statement
       No. 2-19458 on Form N-1A as filed on January 15, 2002.

(f)    Incorporated  herein by  reference to the  Exhibits  filed with  Security
       Income Fund's Post-Effective  Amendment No. 71 to Registration  Statement
       No. 2-38414 on Form N-1A as filed on January 11, 2002.

ITEM 17.      UNDERTAKINGS

1.     The undersigned  registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17
       CFR  230.145(c),  the reoffering  prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.     The  undersigned  registrant  agrees that every  prospectus that is filed under  paragraph (1) above will be filed as a part of an amendment to the registration  statement  and  will not be used  until  the  amendment  is effective,  and that, in  determining  any liability  under the 1933 Act, each  post-effective  amendment shall be deemed to be a new  registration statement for the  securities  offered  therein,  and the offering of the securities  at that  time  shall be deemed  to be the  initial  bona fide offering of them.

3.     The undersigned registrant undertakes to file a post-effective  amendment to this  registration  statement  upon the closing of the  Reorganization described  in this  registration  statement  that  contains an opinion of counsel  supporting  the  tax  matters  discussed  in  this  registration statement.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933, as amended,  the
Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Topeka and State of Kansas on the 3rd day of May, 2002.

SECURITY EQUITY FUND

By:     JAMES R. SCHMANK
        ----------------------------------------------
        James R. Schmank
        President

Pursuant to the  requirements  of the Securities  Act of 1933, as amended,  this
Registration  Statement  has been signed below by the  following  persons in the capacities and on the date indicated.

             SIGNATURE                                 TITLE                       DATE

JAMES R. SCHMANK                              Director and President
                                           (Principal Executive Officer)       May 3, 2002
-------------------------------------
James R. Schmank

JOHN D. CLELAND                                       Director                 May 3, 2002
-------------------------------------
John D. Cleland

DONALD A. CHUBB, JR.                                  Director                 May 3, 2002
-------------------------------------
Donald A. Chubb, Jr.

PENNY A. LUMPKIN                                      Director                 May 3, 2002
-------------------------------------
Penny A. Lumpkin

MARK L. MORRIS, JR.                                   Director                 May 3, 2002
-------------------------------------
Mark L. Morris, Jr.

MAYNARD OLIVERIUS                                     Director                 May 3, 2002
-------------------------------------
Maynard Oliverius

                                  EXHIBIT INDEX

  (1)  None
  (2)  None
  (3)  None
  (4)  None
  (5)  None
  (6)  Investment Management and Services Agreement
  (7)  (a)    Distribution Agreement
       (b)    None
       (c)    None
       (d)    None
  (8)  None
  (9)  None
 (10)  (a)    Class A Distribution Plan
       (b)    None
       (c)    None
       (d)    None
       (e)    None
       (f)    Security Funds Multiple Class Plan
 (11)  Opinion of Counsel
 (12)  None
 (13)  None
 (14)  Consent of Independent Auditors
 (15)  None
 (16)  None
 (17)  None